      ANNUAL REPORT JULY 31, 2001


JPMORGAN FIXED INCOME FUNDS




TAX EXEMPT BOND FUND

INSTITUTIONAL TAX EXEMPT BOND FUND

NEW YORK TAX EXEMPT BOND FUND

INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND

EMERGING MARKETS DEBT FUND


                                                      [LOGO]JPMORGAN Fleming
                                                            Asset Management

CONTENTS


Letter to the Shareholders                          1

JPMorgan Tax Exempt Bond Fund
Institutional Tax Exempt Bond Fund                  3

JPMorgan New York Tax Exempt Bond Fund
Institutional New York Tax Exempt Bond Fund         5

JPMorgan Emerging Markets Debt Fund                 7

Financial Statements                                9

Notes to Financial Statements                      15

Portfolios of Investments                          28

HIGHLIGHTS

-  U.S. economy remains weak with little sign of near-term improvement.

- Federal Reserve tries to jumpstart the U.S. economy by cutting interest rates a total of 3% during the reporting period.

- U.S. companies continue to report poor earnings, expressing concern about business conditions for the balance of the year.

- Argentina's financial and economic crises have a significant effect on emerging market debt.






            NOT FDIC INSURED   May lose value / No bank guarantee


     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan FIXED INCOME FUNDS


LETTER TO THE SHAREHOLDERS

                                                             September 14, 2001
Dear Shareholder:

Like people all over America and around the world, everyone at JPMorgan Chase was horrified and saddened by the terrorist attacks on New York City and Washington, D.C. The terrible news reached us as we were preparing to print the July 31st shareholder reports. As we go to press, we do not know how the attacks will affect the fixed income and equity markets. Certainly, some short-term volatility can be expected.

We know many of you are eager for the insight and analysis of our portfolio management team. We will be able to provide it very shortly. In mid October, you can access quarter-end commentaries about your funds on our Web site, www.jpmorganfunds.com. Of course, we will also review the markets in the wake of these attacks in shareholder reports dated September 30th and later.

Separately, we are pleased to announce that the reorganization of both JPMorgan fund families into a single fund complex with a multiple share class structure was successful. Please note the following changes, as of close of business on September 7, 2001, resulting from the reorganization:

- J.P. Morgan Tax Exempt Bond Fund and J.P. Morgan Institutional Tax Exempt Bond Fund were reorganized to JPMorgan Intermediate Tax Free Income Fund.

- J.P. Morgan New York Tax Exempt Bond Fund and J.P. Morgan Institutional New York Tax Exempt Bond Fund were reorganized to JPMorgan New York Intermediate Tax Free Income Fund.

- J.P. Morgan Emerging Markets Debt Fund was renamed JPMorgan Fleming Emerging Markets Debt Fund.

This annual report for the JPMorgan Fixed Income Funds includes in-depth information on some of our fixed income funds, along with updates from the portfolio management team, for the year ended July 31, 2001.

U.S. ECONOMY STRUGGLES
In August 2000, as the reporting period began, the U.S. economy was showing some signs of weakness. By late last year, the downturn was unmistakable. Retail sales dropped as consumer confidence softened. Manufacturing output declined. The U.S. economy struggled, under pressure from lower corporate profits, rising labor and energy costs, and higher debt burdens. Investors who had favored equities over fixed income securities during the long bull market in stocks began to feel the pinch of the ongoing stock market correction.

Faced with multiple recession risks and the threat of inflation, the Federal Reserve Board moved to an easing bias on its monetary policy in December, only six weeks after reaffirming its bias toward higher interest rates. By the end of July 2001, the Federal funds rate stood at 3.5% -- 2.75% lower than it was at the beginning of this year.

Concern about the U.S. economy was also widespread in the market for emerging market debt, although the Fed's decision to cut interest rates provided some relief. All in all, the market was extremely volatile throughout the period. One key factor: Argentina, which suffered a series of economic and financial crises, depressed prices everywhere.

The U.S. economy, which seemed to strengthen during the spring, showed renewed signs of weakness late in the reporting period. Many companies reported poorer results than the already pessimistic estimates; many expressed concern over business conditions for the remainder of 2001. As a result, the Treasury yield curve steepened in July.

ECONOMIC RECOVERY MAY BE DELAYED
The U.S. economy remains fragile and leading economic indicators continue to disappoint. The severe slump in manufacturing activity continues, and although inventory levels have fallen, considerable slackness remains. Rising unemployment and job insecurity are likely to undermine consumer spending as the year progresses, while fluctuating food and energy prices may result in an inflationary spurt. As markets begin to expect Fed policy to "normalize," interest rates will drift higher and the yield curve will tend to flatten. The outlook for emerging market debt will be driven by global economic growth and recent interest rate declines. A global economic recovery may be in the offing.

In these difficult and changing market conditions, your portfolio managers did an excellent job in maintaining good performance. They will continue to focus on current income in the current falling interest rate environment. The portfolio management team and all of us here thank you for your continued investment and look forward to serving your investment needs for many years to come.

Sincerely,


/s/ George Gatch


George Gatch
Managing Director

J.P. Morgan TAX EXEMPT BOND FUND
            INSTITUTIONAL TAX EXEMPT BOND FUND
            AS OF JULY 31, 2001 (UNAUDITED)


HOW THE FUNDS PERFORMED
The Funds seek to provide a high level of current income that is exempt from federal income tax. For the year ended July 31, 2001, J.P. Morgan Tax Exempt Bond Fund returned 8.69%, and J.P. Morgan Institutional Tax Exempt Bond Fund returned 8.88%. This compares with the Lipper Intermediate Municipal Debt Funds Average return of 8.56%.

HOW THE FUNDS WERE MANAGED
As the period began, there was some concern by the Federal Reserve that interest rate increases were contributing to a slowdown in the U.S. economy. In December, the Fed moved to an easing stance, cut interest rates twice in January, and by the end of the reporting period, the Fed Funds rate was 2.75% lower. The 10-year Treasury rate decreased by approximately 100 basis points and the 10-year municipal rate (AAA-rated general obligation debt) by 60 basis points.

Interest in municipal securities remained strong as investors sought a safe haven from ongoing equity market volatility. Buyers chose shorter-term issues, causing the yield curve to steepen by nearly one percent. New issue supply picked up dramatically in the first quarter of 2001 as many issuers chose to refinance their outstanding debt at substantially lower rates.

At the beginning of the period, the management team maintained a long duration position in anticipation of lower rates. They purchased discount coupon bonds when available, which boosted performance in the fourth quarter of 2000. As the bond market rallied in response to the Fed's more accommodative monetary policy during the first half of 2001, the management team shortened duration and began moving towards a more neutral position. They also took advantage of the opportunity to upgrade the credit quality of the portfolio as the compression in credit quality spreads persisted. An increased allocation to California issues benefited the portfolio as well. Only issues of extremely high quality and unrelated to the state's electric utility crisis were purchased as their yields became greater than those available in the national market. By early summer when stability returned, these securities had appreciated between 20 and 30 basis points.

LOOKING AHEAD
Uncertainty about the economy and continued stock market volatility could further increase municipal demand and drive up prices. If the U.S. economy strengthens, the management team will look for opportunities to move to a shorter duration. They also anticipate an increase in supply in the third and fourth quarters if current rate levels remain. They continue to believe that the municipal asset class will be a strong performer on an after-tax basis.

AVERAGE ANNUAL TOTAL RETURNS

                                        1 YEAR       5 YEARS      10 YEARS
------------------------------------------------------------------------------
 J.P. MORGAN TAX EXEMPT BOND FUND        8.69%        5.45%         6.06%

 J.P. MORGAN INSTITUTIONAL TAX
   EXEMPT BOND FUND                      8.88%        5.63%         6.18%

10-YEAR PERFORMANCE (07/31/91 TO 07/31/01)

[CHART]

                     J.P. MORGAN            LEHMAN 1-16 YEAR              LEHMAN QUALITY             LIPPER INTERMEDIATE
                  INSTITUTIONAL TAX          MUNICIPAL BOND           INTERMEDIATE MUNICIPAL            MUNICIPAL DEBT
                  EXEMPT BOND FUND                INDEX                     BOND INDEX                   BOND AVERAGE
 7/91                $5,000,000                $5,000,000                      $5,000,000                 $5,000,000
 8/91                $5,060,817                $5,068,250                      $5,068,250                 $5,051,000
 9/91                $5,126,149                $5,139,307                      $5,139,307                 $5,106,561
10/91                $5,159,528                $5,180,832                      $5,180,832                 $5,146,903
11/91                $5,170,074                $5,195,080                      $5,195,080                 $5,161,829
12/91                $5,281,412                $5,307,917                      $5,307,917                 $5,259,387
 1/92                $5,286,822                $5,319,594                      $5,319,594                 $5,273,588
 2/92                $5,274,222                $5,316,403                      $5,316,403                 $5,282,026
 3/92                $5,261,146                $5,302,048                      $5,302,048                 $5,274,631
 4/92                $5,299,347                $5,350,297                      $5,350,297                 $5,317,355
 5/92                $5,361,181                $5,408,615                      $5,408,615                 $5,375,314
 6/92                $5,446,797                $5,498,939                      $5,498,939                 $5,451,644
 7/92                $5,602,603                $5,663,357                      $5,663,357                 $5,606,470
 8/92                $5,539,942                $5,603,326                      $5,603,326                 $5,549,284
 9/92                $5,587,241                $5,649,833                      $5,649,833                 $5,583,135
10/92                $5,533,008                $5,605,200                      $5,605,200                 $5,536,237
11/92                $5,618,663                $5,690,959                      $5,690,959                 $5,635,889
12/92                $5,675,965                $5,745,592                      $5,745,592                 $5,697,884
 1/93                $5,752,786                $5,830,627                      $5,830,627                 $5,763,979
 2/93                $5,922,944                $6,013,126                      $6,013,126                 $5,940,933
 3/93                $5,840,878                $5,931,347                      $5,931,347                 $5,877,365
 4/93                $5,883,250                $5,975,239                      $5,975,239                 $5,926,735
 5/93                $5,900,434                $5,993,165                      $5,993,165                 $5,950,442
 6/93                $5,992,799                $6,102,241                      $6,102,241                 $6,036,724
 7/93                $5,974,625                $6,109,563                      $6,109,563                 $6,039,138
 8/93                $6,086,993                $6,211,593                      $6,211,593                 $6,149,051
 9/93                $6,164,643                $6,279,920                      $6,279,920                 $6,219,150
10/93                $6,165,939                $6,292,480                      $6,292,480                 $6,232,210
11/93                $6,125,847                $6,250,321                      $6,250,321                 $6,192,324
12/93                $6,219,684                $6,360,951                      $6,360,951                 $6,296,974
 1/94                $6,285,810                $6,427,741                      $6,427,741                 $6,362,463
 2/94                $6,149,154                $6,290,830                      $6,290,830                 $6,226,942
 3/94                $6,030,034                $6,117,204                      $6,117,204                 $6,052,588
 4/94                $6,047,255                $6,167,365                      $6,167,365                 $6,082,246
 5/94                $6,089,717                $6,203,135                      $6,203,135                 $6,127,862
 6/94                $6,076,267                $6,188,868                      $6,188,868                 $6,111,930
 7/94                $6,150,178                $6,273,656                      $6,273,656                 $6,190,774
 8/94                $6,168,405                $6,301,260                      $6,301,260                 $6,214,918
 9/94                $6,111,913                $6,244,548                      $6,244,548                 $6,150,904
10/94                $6,048,667                $6,185,225                      $6,185,225                 $6,078,939
11/94                $5,965,900                $6,104,199                      $6,104,199                 $5,986,539
12/94                $6,062,465                $6,186,605                      $6,186,605                 $6,080,527
 1/95                $6,172,441                $6,303,532                      $6,303,532                 $6,204,570
 2/95                $6,315,859                $6,439,058                      $6,439,058                 $6,338,589
 3/95                $6,375,260                $6,511,820                      $6,511,820                 $6,395,636
 4/95                $6,396,047                $6,528,099                      $6,528,099                 $6,406,509
 5/95                $6,560,449                $6,692,607                      $6,692,607                 $6,560,906
 6/95                $6,535,073                $6,683,238                      $6,683,238                 $6,531,382
 7/95                $6,608,141                $6,769,451                      $6,769,451                 $6,592,777
 8/95                $6,661,917                $6,842,561                      $6,842,561                 $6,659,364
 9/95                $6,682,445                $6,871,984                      $6,871,984                 $6,691,995
10/95                $6,742,737                $6,928,335                      $6,928,335                 $6,759,584
11/95                $6,823,417                $7,002,468                      $7,002,468                 $6,835,967
12/95                $6,881,038                $7,040,281                      $7,040,281                 $6,883,819
 1/96                $6,948,482                $7,109,276                      $7,109,276                 $6,938,889
 2/96                $6,921,653                $7,088,659                      $7,088,659                 $6,918,073
 3/96                $6,832,725                $7,023,443                      $7,023,443                 $6,840,590
 4/96                $6,819,198                $7,010,801                      $7,010,801                 $6,827,593
 5/96                $6,819,281                $7,000,986                      $7,000,986                 $6,828,276
 6/96                $6,860,879                $7,053,493                      $7,053,493                 $6,870,611
 7/96                $6,930,348                $7,109,921                      $7,109,921                 $6,932,447
 8/96                $6,937,268                $7,114,187                      $7,114,187                 $6,935,220
 9/96                $6,993,612                $7,173,947                      $7,173,947                 $6,996,250
10/96                $7,056,964                $7,248,556                      $7,248,556                 $7,064,113
11/96                $7,163,196                $7,362,358                      $7,362,358                 $7,167,956
12/96                $7,136,255                $7,341,007                      $7,341,007                 $7,147,169
 1/97                $7,157,887                $7,369,637                      $7,369,637                 $7,162,892
 2/97                $7,215,648                $7,426,383                      $7,426,383                 $7,215,898
 3/97                $7,137,063                $7,341,722                      $7,341,722                 $7,143,017
 4/97                $7,166,254                $7,381,368                      $7,381,368                 $7,179,447
 5/97                $7,260,298                $7,475,037                      $7,471,420                 $7,264,882
 6/97                $7,333,105                $7,545,303                      $7,537,169                 $7,330,992
 7/97                $7,507,699                $7,718,090                      $7,694,696                 $7,492,274
 8/97                $7,427,091                $7,662,520                      $7,644,680                 $7,431,587
 9/97                $7,515,062                $7,742,976                      $7,722,656                 $7,508,875
10/97                $7,544,221                $7,784,788                      $7,761,269                 $7,544,918
11/97                $7,573,488                $7,817,484                      $7,789,210                 $7,575,098
12/97                $7,676,949                $7,913,639                      $7,878,786                 $7,671,301
 1/98                $7,750,825                $7,991,985                      $7,953,634                 $7,736,507
 2/98                $7,742,858                $7,998,378                      $7,960,792                 $7,739,602
 3/98                $7,742,038                $8,003,177                      $7,962,385                 $7,741,150
 4/98                $7,703,718                $7,970,364                      $7,928,146                 $7,700,896
 5/98                $7,816,355                $8,082,188                      $8,035,176                 $7,810,249
 6/98                $7,838,320                $8,111,284                      $8,061,692                 $7,832,898
 7/98                $7,852,692                $8,133,185                      $8,085,071                 $7,846,214
 8/98                $7,974,145                $8,248,676                      $8,196,645                 $7,962,338
 9/98                $8,073,074                $8,344,361                      $8,288,448                 $8,049,128
10/98                $8,071,469                $8,359,380                      $8,308,340                 $8,046,713
11/98                $8,085,304                $8,381,951                      $8,329,111                 $8,062,002
12/98                $8,110,465                $8,407,935                      $8,352,432                 $8,089,413
 1/99                $8,225,452                $8,514,716                      $8,456,002                 $8,181,632
 2/99                $8,161,123                $8,477,251                      $8,423,870                 $8,135,815
 3/99                $8,158,949                $8,480,642                      $8,425,554                 $8,129,306
 4/99                $8,172,626                $8,505,236                      $8,449,146                 $8,151,255
 5/99                $8,122,880                $8,465,261                      $8,411,970                 $8,102,348
 6/99                $8,009,706                $8,357,752                      $8,305,979                 $7,986,484
 7/99                $8,055,063                $8,402,884                      $8,356,645                 $8,023,222
 8/99                $8,036,590                $8,381,877                      $8,345,782                 $7,981,501
 9/99                $8,058,741                $8,406,184                      $8,375,827                 $7,983,896
10/99                $8,024,560                $8,364,994                      $8,346,511                 $7,924,016
11/99                $8,079,926                $8,437,769                      $8,407,441                 $7,992,163
12/99                $8,049,430                $8,403,174                      $8,377,174                 $7,954,600
 1/00                $8,032,208                $8,388,889                      $8,365,446                 $7,914,827
 2/00                $8,088,927                $8,445,095                      $8,405,600                 $7,975,771
 3/00                $8,180,094                $8,567,549                      $8,509,829                 $8,088,229
 4/00                $8,145,954                $8,546,130                      $8,485,151                 $8,055,068
 5/00                $8,120,517                $8,519,637                      $8,466,484                 $8,018,014
 6/00                $8,277,348                $8,701,957                      $8,640,893                 $8,184,789
 7/00                $8,369,036                $8,799,419                      $8,739,399                 $8,276,459
 8/00                $8,469,697                $8,907,652                      $8,845,146                 $8,377,431
 9/00                $8,443,072                $8,883,512                      $8,823,033                 $8,352,299
10/00                $8,518,685                $8,961,687                      $8,894,500                 $8,414,941
11/00                $8,550,965                $9,010,976                      $8,936,304                 $8,455,333
12/00                $8,738,183                $9,186,690                      $9,100,732                 $8,634,586
 1/01                $8,849,495                $9,307,036                      $9,239,063                 $8,728,703
 2/01                $8,863,252                $9,332,165                      $9,259,389                 $8,754,889
 3/01                $8,939,874                $9,405,702                      $9,333,464                 $8,823,177
 4/01                $8,841,931                $9,332,338                      $9,260,663                 $8,734,946
 5/01                $8,944,192                $9,426,594                      $9,356,974                 $8,822,295
 6/01                $9,001,854                $9,479,383                      $9,405,630                 $8,878,758
 7/01                $9,111,839                $9,590,292                      $9,514,736                 $8,985,303

[CHART]

               J.P. MORGAN
                TAX EXEMPT               LIPPER INTERMEDIATE              LEHMAN 1-16 YEAR                   LEHMAN QUALITY
                   BOND              MUNICIPAL DEBT BOND AVERAGE        MUNICIPAL BOND INDEX       INTERMEDIATE MUNICIPAL BOND INDEX
 7/91             10,000                         10,000                        10,000                            10,000
 8/91             10,122                         10,102                        10,137                            10,137
 9/91             10,252                         10,213                        10,279                            10,279
10/91             10,319                         10,294                        10,362                            10,362
11/91             10,340                         10,324                        10,390                            10,390
12/91             10,563                         10,519                        10,616                            10,616
 1/92             10,574                         10,547                        10,639                            10,639
 2/92             10,548                         10,564                        10,633                            10,633
 3/92             10,522                         10,549                        10,604                            10,604
 4/92             10,599                         10,635                        10,701                            10,701
 5/92             10,722                         10,751                        10,817                            10,817
 6/92             10,894                         10,903                        10,998                            10,998
 7/92             11,205                         11,213                        11,327                            11,327
 8/92             11,080                         11,099                        11,207                            11,207
 9/92             11,174                         11,166                        11,300                            11,300
10/92             11,066                         11,072                        11,210                            11,210
11/92             11,237                         11,272                        11,382                            11,382
12/92             11,352                         11,396                        11,491                            11,491
 1/93             11,506                         11,528                        11,661                            11,661
 2/93             11,846                         11,882                        12,026                            12,026
 3/93             11,682                         11,755                        11,863                            11,863
 4/93             11,766                         11,853                        11,950                            11,950
 5/93             11,801                         11,901                        11,986                            11,986
 6/93             11,986                         12,073                        12,204                            12,204
 7/93             11,949                         12,078                        12,219                            12,219
 8/93             12,174                         12,298                        12,423                            12,423
 9/93             12,329                         12,438                        12,560                            12,560
10/93             12,332                         12,464                        12,585                            12,585
11/93             12,252                         12,385                        12,501                            12,501
12/93             12,439                         12,594                        12,722                            12,722
 1/94             12,567                         12,725                        12,855                            12,855
 2/94             12,297                         12,454                        12,582                            12,582
 3/94             12,057                         12,105                        12,234                            12,234
 4/94             12,091                         12,164                        12,335                            12,335
 5/94             12,168                         12,256                        12,406                            12,406
 6/94             12,140                         12,224                        12,378                            12,378
 7/94             12,292                         12,382                        12,547                            12,547
 8/94             12,339                         12,430                        12,603                            12,603
 9/94             12,216                         12,302                        12,489                            12,489
10/94             12,092                         12,158                        12,370                            12,370
11/94             11,913                         11,973                        12,208                            12,208
12/94             12,104                         12,161                        12,373                            12,373
 1/95             12,329                         12,409                        12,607                            12,607
 2/95             12,613                         12,677                        12,878                            12,878
 3/95             12,719                         12,791                        13,024                            13,024
 4/95             12,772                         12,813                        13,056                            13,056
 5/95             13,091                         13,122                        13,385                            13,385
 6/95             13,042                         13,063                        13,366                            13,366
 7/95             13,172                         13,186                        13,539                            13,539
 8/95             13,280                         13,319                        13,685                            13,685
 9/95             13,333                         13,384                        13,744                            13,744
10/95             13,454                         13,519                        13,857                            13,857
11/95             13,598                         13,672                        14,005                            14,005
12/95             13,725                         13,768                        14,081                            14,081
 1/96             13,858                         13,878                        14,219                            14,219
 2/96             13,795                         13,836                        14,177                            14,177
 3/96             13,627                         13,681                        14,047                            14,047
 4/96             13,587                         13,655                        14,022                            14,022
 5/96             13,593                         13,657                        14,002                            14,002
 6/96             13,658                         13,741                        14,107                            14,107
 7/96             13,806                         13,865                        14,220                            14,220
 8/96             13,812                         13,870                        14,228                            14,228
 9/96             13,926                         13,992                        14,348                            14,348
10/96             14,052                         14,128                        14,497                            14,497
11/96             14,263                         14,336                        14,725                            14,725
12/96             14,212                         14,294                        14,682                            14,682
 1/97             14,255                         14,326                        14,739                            14,739
 2/97             14,372                         14,432                        14,853                            14,853
 3/97             14,197                         14,286                        14,683                            14,683
 4/97             14,265                         14,359                        14,763                            14,763
 5/97             14,444                         14,530                        14,950                            14,943
 6/97             14,587                         14,662                        15,091                            15,074
 7/97             14,940                         14,985                        15,436                            15,389
 8/97             14,773                         14,863                        15,325                            15,289
 9/97             14,941                         15,018                        15,486                            15,445
10/97             15,010                         15,090                        15,570                            15,523
11/97             15,067                         15,150                        15,635                            15,578
12/97             15,266                         15,343                        15,827                            15,758
 1/98             15,398                         15,473                        15,984                            15,907
 2/98             15,392                         15,479                        15,997                            15,922
 3/98             15,384                         15,482                        16,006                            15,925
 4/98             15,300                         15,402                        15,941                            15,856
 5/98             15,524                         15,620                        16,164                            16,070
 6/98             15,568                         15,666                        16,223                            16,123
 7/98             15,599                         15,692                        16,266                            16,170
 8/98             15,837                         15,925                        16,497                            16,393
 9/98             16,025                         16,098                        16,689                            16,577
10/98             16,028                         16,093                        16,719                            16,617
11/98             16,058                         16,124                        16,764                            16,658
12/98             16,101                         16,179                        16,816                            16,705
 1/99             16,316                         16,363                        17,029                            16,912
 2/99             16,200                         16,272                        16,955                            16,848
 3/99             16,189                         16,259                        16,961                            16,851
 4/99             16,218                         16,303                        17,010                            16,898
 5/99             16,126                         16,205                        16,931                            16,824
 6/99             15,899                         15,973                        16,716                            16,612
 7/99             15,969                         16,046                        16,806                            16,713
 8/99             15,930                         15,963                        16,764                            16,692
 9/99             15,974                         15,968                        16,812                            16,752
10/99             15,895                         15,848                        16,730                            16,693
11/99             16,023                         15,984                        16,876                            16,815
12/99             15,960                         15,909                        16,806                            16,754
 1/00             15,923                         15,830                        16,778                            16,731
 2/00             16,026                         15,952                        16,890                            16,811
 3/00             16,203                         16,176                        17,135                            17,020
 4/00             16,137                         16,110                        17,092                            16,970
 5/00             16,071                         16,036                        17,039                            16,933
 6/00             16,388                         16,370                        17,404                            17,282
 7/00             16,566                         16,553                        17,599                            17,479
 8/00             16,759                         16,755                        17,815                            17,690
 9/00             16,706                         16,705                        17,767                            17,646
10/00             16,856                         16,830                        17,923                            17,789
11/00             16,919                         16,911                        18,022                            17,873
12/00             17,289                         17,269                        18,373                            18,201
 1/01             17,502                         17,457                        18,614                            18,478
 2/01             17,532                         17,510                        18,664                            18,519
 3/01             17,685                         17,646                        18,811                            18,667
 4/01             17,480                         17,470                        18,665                            18,521
 5/01             17,677                         17,645                        18,853                            18,714
 6/01             17,796                         17,758                        18,959                            18,811
 7/01             18,005                         17,971                        19,181                            19,029

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The J.P. Morgan Tax Exempt Bond Fund commenced operations on 10/3/84. The J.P. Morgan Institutional Tax Exempt Bond Fund commenced operations on 7/12/93. Performance prior to introduction is based upon historical returns of the predecessor J.P. Morgan Tax Exempt Bond Fund, which had higher expenses.

Chart illustrates comparative performance of $5,000,000 and $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The Fund's current benchmark is the Lehman 1-16 Year Municipal Bond Index. Since this index did not exist prior to July 31, 1993, the graph also includes the performance data for the Lehman Quality Intermediate Municipal Bond Index, the fund's benchmark until May 1, 1997. Both are unmanaged indices that measure municipal bond market performance. The Lipper Intermediate Municipal Debt Bond Average describes the average total return for all funds in the indicated Lipper category, as defined by Lipper Inc.. Investors cannot directly invest in an index.

J.P. Morgan NEW YORK TAX EXEMPT BOND FUND
            INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
            AS OF JULY 31, 2001 (UNAUDITED)


HOW THE FUNDS PERFORMED
The Funds seek to provide current income exempt from federal and New York personal income taxes. For the year ended July 31, 2001, J.P. Morgan New York Tax Exempt Bond Fund returned 9.00%, and J.P. Morgan Institutional New York Tax Exempt Bond Fund returned 9.18%. This compares to the 8.99% return from the Lehman Brothers 1-16 year Municipal Bond Index.

HOW THE FUNDS WERE MANAGED
As the period began, the Federal Reserve Board was still in a tightening mode, although there was some concern that interest rate increases were contributing to a slowdown in the U.S. economy. In December, the Fed moved to an easing stance, then cut interest rates twice in January. By the end of the reporting period, interest rates were 2.75% lower than they were at the end of 2000.

Interest in New York municipal securities remained strong as investors sought a safe haven from ongoing equity market volatility. As the Federal Reserve continued to ease monetary policy, buyers chose longer term issues. Prices rose late in the period as investors snapped up existing supply following the flood of redemptions, maturities and coupon payments that typically occur in the spring and summer.

As the yield curve began to flatten, the management team shortened duration and moved to a more neutral position. They upgraded the credit quality of the portfolio by purchasing more generic, insured issues. They also bought discount coupon bonds when they were available. In addition, they made selective purchases of particularly attractive securities to take advantage of the higher prices these issues would bring when they were sold.

LOOKING AHEAD
Uncertainty about the economy and continued stock market volatility may increase interest in municipal securities, driving up prices. If the U.S. economy strengthens, the management will look for opportunities to move to a shorter duration. By the end of the reporting period, the New York State budget had still not been passed. The management team expects the supply of municipals to increase as the appropriation debt is released. They hope to purchase these issues at attractive levels.

AVERAGE ANNUAL TOTAL RETURNS

                                                                    SINCE
                                                                  INCEPTION
                                        1 YEAR       5 YEARS      (4/11/94)
------------------------------------------------------------------------------
 J.P. MORGAN NEW YORK TAX EXEMPT
 BOND FUND                               9.00%        5.62%         5.76%

 J.P. MORGAN INSTITUTIONAL NEW YORK
 TAX EXEMPT BOND FUND                    9.18%        5.84%         6.00%

LIFE OF FUND PERFORMANCE (04/11/94 TO 07/31/01)

[CHART]

                     J.P. MORGAN INSTITUTIONAL       LEHMAN 1-16 YEAR          LIPPER NEW YORK
                            NEW YORK TAX              MUNICIPAL BOND        INTERMEDIATE MUNICIPAL
                          EXEMPT BOND FUND                INDEX               DEBT FUNDS AVERAGE
 4/94                         $5,000,000                $5,000,000                $5,000,000
 5/94                         $5,042,731                $5,042,750                $5,040,500
 6/94                         $5,039,331                $5,035,942                $5,029,411
 7/94                         $5,096,274                $5,105,640                $5,091,273
 8/94                         $5,115,034                $5,127,747                $5,106,546
 9/94                         $5,068,786                $5,069,188                $5,051,396
10/94                         $5,022,013                $5,005,063                $4,991,789
11/94                         $4,945,160                $4,935,693                $4,911,421
12/94                         $5,026,999                $5,019,452                $4,991,478
 1/95                         $5,114,575                $5,094,693                $5,074,835
 2/95                         $5,234,625                $5,218,189                $5,193,586
 3/95                         $5,271,318                $5,272,927                $5,230,980
 4/95                         $5,292,839                $5,288,272                $5,245,104
 5/95                         $5,429,647                $5,433,699                $5,369,413
 6/95                         $5,414,601                $5,411,095                $5,354,916
 7/95                         $5,472,984                $5,471,861                $5,404,716
 8/95                         $5,515,721                $5,545,130                $5,460,925
 9/95                         $5,537,363                $5,570,471                $5,478,400
10/95                         $5,585,481                $5,638,431                $5,529,349
11/95                         $5,655,259                $5,717,932                $5,587,408
12/95                         $5,694,424                $5,756,814                $5,620,932
 1/96                         $5,764,561                $5,807,474                $5,667,024
 2/96                         $5,732,065                $5,781,341                $5,639,822
 3/96                         $5,661,104                $5,732,778                $5,585,116
 4/96                         $5,644,767                $5,726,471                $5,571,153
 5/96                         $5,638,912                $5,718,454                $5,563,910
 6/96                         $5,671,907                $5,769,920                $5,603,414
 7/96                         $5,744,049                $5,825,889                $5,655,526
 8/96                         $5,743,961                $5,824,724                $5,651,567
 9/96                         $5,794,687                $5,896,309                $5,706,952
10/96                         $5,856,663                $5,957,041                $5,758,315
11/96                         $5,958,295                $6,056,047                $5,846,993
12/96                         $5,934,101                $6,040,907                $5,825,944
 1/97                         $5,940,280                $6,062,050                $5,835,265
 2/97                         $5,992,321                $6,112,972                $5,881,364
 3/97                         $5,918,237                $6,048,785                $5,820,198
 4/97                         $5,947,593                $6,094,151                $5,853,373
 5/97                         $6,028,550                $6,171,486                $5,927,125
 6/97                         $6,098,362                $6,229,498                $5,983,433
 7/97                         $6,249,467                $6,372,154                $6,121,052
 8/97                         $6,180,039                $6,326,274                $6,070,247
 9/97                         $6,250,584                $6,392,700                $6,130,950
10/97                         $6,268,079                $6,427,221                $6,157,313
11/97                         $6,303,527                $6,454,215                $6,181,942
12/97                         $6,389,680                $6,533,602                $6,261,071
 1/98                         $6,436,900                $6,598,284                $6,314,290
 2/98                         $6,430,628                $6,603,563                $6,318,079
 3/98                         $6,429,724                $6,607,525                $6,319,342
 4/98                         $6,381,018                $6,580,434                $6,280,794
 5/98                         $6,488,938                $6,672,758                $6,375,634
 6/98                         $6,518,350                $6,696,780                $6,396,674
 7/98                         $6,523,077                $6,714,861                $6,406,269
 8/98                         $6,625,808                $6,810,212                $6,502,363
 9/98                         $6,710,590                $6,889,211                $6,579,091
10/98                         $6,715,012                $6,901,611                $6,578,433
11/98                         $6,725,129                $6,920,245                $6,586,985
12/98                         $6,748,366                $6,941,698                $6,612,674
 1/99                         $6,839,723                $7,029,858                $6,691,365
 2/99                         $6,793,416                $6,998,926                $6,652,555
 3/99                         $6,784,165                $7,001,726                $6,645,237
 4/99                         $6,800,348                $7,022,031                $6,661,850
 5/99                         $6,759,218                $6,989,027                $6,621,879
 6/99                         $6,663,540                $6,900,267                $6,525,200
 7/99                         $6,699,092                $6,937,528                $6,555,868
 8/99                         $6,689,760                $6,920,184                $6,528,989
 9/99                         $6,706,528                $6,940,253                $6,535,518
10/99                         $6,671,471                $6,906,246                $6,480,620
11/99                         $6,727,886                $6,966,330                $6,540,241
12/99                         $6,699,355                $6,937,768                $6,508,194
 1/00                         $6,678,234                $6,925,974                $6,480,860
 2/00                         $6,723,001                $6,972,378                $6,532,707
 3/00                         $6,815,425                $7,073,477                $6,639,190
 4/00                         $6,788,340                $7,055,794                $6,604,666
 5/00                         $6,774,877                $7,033,921                $6,578,247
 6/00                         $6,907,570                $7,184,447                $6,728,231
 7/00                         $6,988,345                $7,264,912                $6,808,970
 8/00                         $7,076,392                $7,354,271                $6,898,849
 9/00                         $7,062,045                $7,334,341                $6,871,943
10/00                         $7,122,910                $7,398,883                $6,935,852
11/00                         $7,162,702                $7,439,577                $6,971,225
12/00                         $7,319,854                $7,584,649                $7,130,169
 1/01                         $7,409,167                $7,684,007                $7,215,018
 2/01                         $7,413,299                $7,704,754                $7,223,676
 3/01                         $7,489,105                $7,765,468                $7,286,522
 4/01                         $7,432,093                $7,704,897                $7,221,672
 5/01                         $7,500,722                $7,782,717                $7,297,499
 6/01                         $7,540,714                $7,826,300                $7,339,095
 7/01                         $7,629,805                $7,917,868                $7,423,495

[CHART]

                      J.P. MORGAN NEW YORK            LEHMAN 1-16 YEAR                              LIPPER NEW YORK
                      TAX EXEMPT BOND FUND          MUNICIPAL BOND INDEX               INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE
 4/94                         10,000                        10,000                                         10,000
 5/94                         10,073                        10,086                                         10,081
 6/94                         10,075                        10,072                                         10,059
 7/94                         10,186                        10,211                                         10,183
 8/94                         10,211                        10,255                                         10,213
 9/94                         10,117                        10,138                                         10,103
10/94                         10,022                        10,010                                          9,984
11/94                          9,866                         9,871                                          9,823
12/94                         10,028                        10,039                                          9,983
 1/95                         10,200                        10,189                                         10,150
 2/95                         10,438                        10,436                                         10,387
 3/95                         10,509                        10,546                                         10,462
 4/95                         10,550                        10,577                                         10,490
 5/95                         10,820                        10,867                                         10,739
 6/95                         10,788                        10,822                                         10,710
 7/95                         10,902                        10,944                                         10,809
 8/95                         10,985                        11,090                                         10,922
 9/95                         11,026                        11,141                                         10,957
10/95                         11,130                        11,277                                         11,059
11/95                         11,267                        11,436                                         11,175
12/95                         11,334                        11,514                                         11,242
 1/96                         11,471                        11,615                                         11,334
 2/96                         11,405                        11,563                                         11,280
 3/96                         11,261                        11,466                                         11,170
 4/96                         11,226                        11,453                                         11,142
 5/96                         11,201                        11,437                                         11,128
 6/96                         11,275                        11,540                                         11,207
 7/96                         11,416                        11,652                                         11,311
 8/96                         11,403                        11,649                                         11,303
 9/96                         11,512                        11,793                                         11,414
10/96                         11,633                        11,914                                         11,517
11/96                         11,832                        12,112                                         11,694
12/96                         11,783                        12,082                                         11,652
 1/97                         11,793                        12,124                                         11,671
 2/97                         11,894                        12,226                                         11,763
 3/97                         11,733                        12,098                                         11,640
 4/97                         11,800                        12,188                                         11,707
 5/97                         11,958                        12,343                                         11,854
 6/97                         12,083                        12,459                                         11,967
 7/97                         12,393                        12,744                                         12,242
 8/97                         12,253                        12,653                                         12,140
 9/97                         12,391                        12,785                                         12,262
10/97                         12,423                        12,854                                         12,315
11/97                         12,492                        12,908                                         12,364
12/97                         12,657                        13,067                                         12,522
 1/98                         12,760                        13,197                                         12,629
 2/98                         12,734                        13,207                                         12,636
 3/98                         12,729                        13,215                                         12,639
 4/98                         12,642                        13,161                                         12,562
 5/98                         12,855                        13,346                                         12,751
 6/98                         12,899                        13,394                                         12,793
 7/98                         12,906                        13,430                                         12,813
 8/98                         13,107                        13,620                                         13,005
 9/98                         13,274                        13,778                                         13,158
10/98                         13,280                        13,803                                         13,157
11/98                         13,298                        13,840                                         13,174
12/98                         13,339                        13,883                                         13,225
 1/99                         13,518                        14,060                                         13,383
 2/99                         13,424                        13,998                                         13,305
 3/99                         13,415                        14,003                                         13,290
 4/99                         13,445                        14,044                                         13,324
 5/99                         13,360                        13,978                                         13,244
 6/99                         13,170                        13,801                                         13,050
 7/99                         13,226                        13,875                                         13,112
 8/99                         13,217                        13,840                                         13,058
 9/99                         13,248                        13,881                                         13,071
10/99                         13,176                        13,812                                         12,961
11/99                         13,273                        13,933                                         13,080
12/99                         13,227                        13,876                                         13,016
 1/00                         13,182                        13,852                                         12,962
 2/00                         13,269                        13,945                                         13,065
 3/00                         13,450                        14,147                                         13,278
 4/00                         13,380                        14,112                                         13,209
 5/00                         13,351                        14,068                                         13,156
 6/00                         13,612                        14,369                                         13,456
 7/00                         13,769                        14,530                                         13,618
 8/00                         13,941                        14,709                                         13,798
 9/00                         13,910                        14,669                                         13,744
10/00                         14,041                        14,798                                         13,872
11/00                         14,118                        14,879                                         13,942
12/00                         14,413                        15,169                                         14,260
 1/01                         14,587                        15,368                                         14,430
 2/01                         14,593                        15,410                                         14,447
 3/01                         14,740                        15,531                                         14,573
 4/01                         14,625                        15,410                                         14,443
 5/01                         14,758                        15,565                                         14,595
 6/01                         14,835                        15,653                                         14,678
 7/01                         15,008                        15,836                                         14,847

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The J.P. Morgan New York Tax Exempt Bond Fund (NYTEBF) commenced operations on 4/11/94. The J.P. Morgan Institutional New York Tax Exempt Bond Fund (INYTEBF) also commenced operations on 4/11/94. For the purpose of comparison, the performance returns in the table and graph above are calculated from April 30, 1994, the first date when data for the fund, its benchmark and its Lipper category average were all available.

The INYTEBF is currently waiving fees. The waiver will be terminated September 7, 2001, which would reduce returns. The NYTEBF is not currently waiving fees.

Chart illustrates comparative performance of $5,000,000 and $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Brothers 1-16 Year Municipal Bond Index is an unmanaged index that measures municipal bond market performance. The Lipper New York Intermediate Municipal Debt Funds Average describes the average total return for all funds in the indicated Lipper category, as defined by Lipper Inc.. Investors cannot directly invest in an index.

J.P. Morgan EMERGING MARKETS DEBT FUND
            AS OF JULY 31, 2001 (UNAUDITED)


HOW THE FUND PERFORMED
JPMorgan Emerging Markets Debt Fund, which seeks to provide a relatively high level of income from emerging markets debt, had a total return of -0.17% for the year ended July 31, 2001. This compares to the 4.36% return from the Emerging Markets Bond Index Global.

HOW THE FUND WAS MANAGED
During the first few months of the period, optimism that the Federal Reserve would be able to engineer a soft landing for the U.S. economy gave way to fears of a hard landing, even a recession. The downbeat assessment of U.S. growth prospects had a decidedly negative impact on the market for emerging markets debt. In early 2001, the market experienced one of the most volatile months of the past several years as doubts about Argentina's economic and financing strategies led to a rout in Argentine bonds and to weakness elsewhere.

The market staged a significant recovery in May, led by growing optimism over Argentina's proposed debt exchange. The Fed's decision to again cut U.S. short-term rates provided additional stimulus. In Eastern Europe, Russia posted strong returns. Then, in July, there was a sudden reversal in Argentina's fortunes. The new crisis in that country prompted a sell-off in bonds throughout the market, though most markedly in Brazil because of the link between its economy and that of Argentina, and in Russia, where significant overweight positions by a number of market participants made bonds vulnerable. However, by end of the period, most countries' bonds (except those of Argentina) had recovered much of their losses.

Given the market's volatility, the management team looked for pockets of exaggerated weakness and took advantage of them. The fund benefited from an overweight position in Russia, taken because of a positive assessment of that country's fundamental economic development. The management team was disappointed by the performance of investments in Brazil and Argentina, but traded Argentina aggressively, a net positive for performance. They invested in Colombia, which performed well near the end of the period.

LOOKING AHEAD
The outlook for emerging market debt will be driven by global economic growth and recent interest rate declines. The management team continues to believe that the current risk premium on emerging market bonds underestimates the capacity of most issuers to service their debt. And with most of the rate cuts behind us, they expect the global economic recovery to take center stage.

AVERAGE ANNUAL TOTAL RETURNS

                                                                    SINCE
                                                                  INCEPTION
                                                     1 YEAR       (4/17/97)
-------------------------------------------------------------------------------
 J.P. MORGAN EMERGING MARKETS DEBT FUND              -0.17%         5.33%

LIFE OF FUND PERFORMANCE (04/17/97 TO 07/31/01)

[CHART]

                      J.P. MORGAN           EMERGING             EMERGING            LIPPER EMERGING
                    EMERGING MARKETS      MARKETS BOND         MARKETS BOND            MARKETS DEBT
                       DEBT FUND          INDEX GLOBAL          INDEX PLUS            FUNDS AVERAGE
 4/97                   $10,000              $10,000              $10,000                $10,000
 5/97                   $10,304              $10,339              $10,388                $10,388
 6/97                   $10,471              $10,565              $10,627                $10,682
 7/97                   $10,686              $11,002              $11,068                $11,075
 8/97                   $10,578              $10,949              $11,023                $11,003
 9/97                   $10,841              $11,253              $11,360                $11,325
10/97                    $9,667              $10,060              $10,052                $10,208
11/97                   $10,146              $10,487              $10,529                $10,577
12/97                   $10,340              $10,743              $10,892                $10,864
 1/98                   $10,318              $10,795              $10,870                $10,837
 2/98                   $10,610              $11,080              $11,181                $11,135
 3/98                   $10,870              $11,332              $11,459                $11,421
 4/98                   $10,880              $11,358              $11,487                $11,436
 5/98                   $10,526              $11,015              $11,095                $11,001
 6/98                   $10,142              $10,736              $10,775                $10,596
 7/98                   $10,258              $10,799              $10,848                $10,703
 8/98                    $7,491               $7,846               $7,731                 $7,311
 9/98                    $7,938               $8,524               $8,487                 $7,764
10/98                    $8,465               $9,069               $9,036                 $8,245
11/98                    $8,973               $9,690               $9,568                 $8,940
12/98                    $8,693               $9,503               $9,329                 $8,689
 1/99                    $8,305               $9,286               $8,982                 $8,436
 2/99                    $8,398               $9,378               $9,111                 $8,537
 3/99                    $9,036              $10,000               $9,801                 $9,062
 4/99                    $9,818              $10,615              $10,471                 $9,702
 5/99                    $9,133              $10,066               $9,873                 $9,183
 6/99                    $9,569              $10,453              $10,315                 $9,552
 7/99                    $9,325              $10,279              $10,101                 $9,429
 8/99                    $9,272              $10,286              $10,087                 $9,396
 9/99                    $9,592              $10,609              $10,439                 $9,641
10/99                   $10,007              $10,985              $10,841                 $9,988
11/99                   $10,313              $11,279              $11,148                $10,312
12/99                   $10,950              $11,802              $11,752                $10,810
 1/00                   $10,841              $11,620              $11,519                $10,693
 2/00                   $11,728              $12,244              $12,261                $11,309
 3/00                   $12,143              $12,577              $12,647                $11,577
 4/00                   $11,841              $12,345              $12,406                $11,289
 5/00                   $11,420              $12,060              $12,090                $10,954
 6/00                   $12,071              $12,622              $12,704                $11,491
 7/00                   $12,506              $12,982              $13,088                $11,771
 8/00                   $12,878              $13,396              $13,548                $12,131
 9/00                   $12,581              $13,251              $13,364                $11,884
10/00                   $12,313              $12,982              $13,064                $11,582
11/00                   $12,103              $12,930              $12,997                $11,447
12/00                   $12,617              $13,502              $13,592                $11,907
 1/01                   $13,284              $14,152              $14,286                $12,546
 2/01                   $13,082              $13,964              $14,060                $12,384
 3/01                   $12,819              $13,808              $13,868                $12,208
 4/01                   $12,713              $13,741              $13,786                $12,161
 5/01                   $13,084              $14,073              $14,126                $12,490
 6/01                   $13,359              $14,288              $14,344                $12,723
 7/01                   $12,472              $13,548              $13,453                $12,263

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The J.P. Morgan Emerging Markets Debt Fund commenced operations on 4/17/97. For the purpose of comparison, the performance returns in the table and graph above are calculated from April 30,1997, the first date when data for the fund, its benchmark and its Lipper category average were all available.

The Fund is currently waiving fees. The waiver may be terminated, after September 2004, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The Emerging Markets Bond Index Global and Emerging Markets Bond Index Plus are unmanaged indices which track total return for external currency-denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The Lipper Emerging Markets Debt Funds Average describes the average total return for all funds in the indicated Lipper category, as defined by Lipper Inc.. Investors cannot directly invest in an index.

JPMorgan FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of July 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

                                                                                  INSTITUTIONAL
                                                                   TAX EXEMPT      TAX EXEMPT
                                                                    BOND FUND       BOND FUND
-------------------------------------------------------------------------------------------------
    ASSETS:
         Investment in Portfolio, at value                          $361,084        $548,904
         Receivables:
             Fund shares sold                                            593             808
-------------------------------------------------------------------------------------------------
                    Total Assets                                     361,677         549,712
-------------------------------------------------------------------------------------------------
    LIABILITIES:
         Payables:
             Fund shares redeemed                                         40             303
             Dividends                                                   339           1,367
         Accrued liabilities:
             Shareholder servicing fees                                   76              46
             Administrative services fees                                  7              11
             Administration fees                                          --               1
             Fund services fees                                            1              --
             Other                                                        50              59
-------------------------------------------------------------------------------------------------
                    Total Liabilities                                    513           1,787
-------------------------------------------------------------------------------------------------
    NET ASSETS:
         Paid in capital                                             340,190         533,102
         Accumulated overdistributed net investment income              (234)           (256)
         Accumulated net realized gain (loss) on investments           6,225          (2,773)
         Net unrealized appreciation from investments                 14,983          17,852
-------------------------------------------------------------------------------------------------
                    Net Assets                                      $361,164        $547,925
-------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding ($.001 par value;
    unlimited number of shares authorized)                            30,023          52,751
    Net Asset Value, maximum offering and redemption
    price per share                                                  $ 12.03        $  10.39
-------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                   NEW YORK          INSTITUTIONAL        EMERGING
                                                  TAX EXEMPT         NEW YORK TAX          MARKETS
                                                   BOND FUND       EXEMPT BOND FUND       DEBT FUND
--------------------------------------------------------------------------------------------------------
    ASSETS:
         Investment in Portfolio, at value         $158,924            $246,224            $35,555
         Receivables:
             Fund shares sold                           552                 390                  2
             Expense reimbursement                       --                  15                 23
--------------------------------------------------------------------------------------------------------
                    Total Assets                    159,476             246,629             35,580
--------------------------------------------------------------------------------------------------------
    LIABILITIES:
         Payables:
             Fund shares redeemed                         5                 184                 23
             Dividends                                   23                 524                 32
         Accrued liabilities:
             Administrative services fees                33                   5                  1
             Shareholder servicing fees                   3                  21                  7
             Other                                       55                  54                 39
--------------------------------------------------------------------------------------------------------
                    Total Liabilities                   119                 788                102
--------------------------------------------------------------------------------------------------------
    NET ASSETS:
         Paid in capital                            154,295             238,687             39,497
         Accumulated undistributed
             (overdistributed) net
             investment income                          (95)                (90)               376
         Accumulated net realized gain
             (loss) on investments                      649                 409             (3,512)
         Net unrealized appreciation
             (depreciation) from investments          4,508               6,835               (883)
--------------------------------------------------------------------------------------------------------
                    Net Assets                     $159,357            $245,841            $35,478
--------------------------------------------------------------------------------------------------------
    Shares of beneficial interest
    outstanding ($.001 par value;
    unlimited number of shares
    authorized)                                      14,762              22,623              4,538
    Net Asset Value, maximum
    offering and redemption
    price per share                                 $ 10.79            $  10.87            $  7.82
--------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan FUNDS
STATEMENT OF OPERATIONS For the year ended July 31, 2001

(Amounts in Thousands)

                                                                                  INSTITUTIONAL
                                                                   TAX EXEMPT      TAX EXEMPT
                                                                    BOND FUND       BOND FUND
-------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
         Investment income from Portfolio                            $17,480         $25,570
         Expenses from Portfolio                                      (1,243)         (1,822)
-------------------------------------------------------------------------------------------------
             Total investment income                                  16,237          23,748
-------------------------------------------------------------------------------------------------
    EXPENSES:
         Shareholder servicing fees                                      879             515
         Administrative service fees                                      83             121
         Administration fees                                               3               5
         Fund services fees                                                6               9
         Accounting fees                                                  35              35
         Printing and postage                                             17              12
         Professional fees                                                14              15
         Registration expenses                                            24              42
         Transfer agent fees                                              49              31
         Trustees' fees                                                    4               5
         Other                                                            13               8
-------------------------------------------------------------------------------------------------
             Net expenses                                              1,127             798
-------------------------------------------------------------------------------------------------
                Net investment income                                 15,110          22,950
-------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized gain on investments                              7,362           9,634
         Net change in unrealized appreciation on investments          6,883          11,117
-------------------------------------------------------------------------------------------------
         Net realized and unrealized gain on investments              14,245          20,751
-------------------------------------------------------------------------------------------------
         Net increase in net assets resulting from operations        $29,355         $43,701
-------------------------------------------------------------------------------------------------


                       See notes to financial statements.

                                                                  INSTITUTIONAL
                                                     NEW YORK       NEW YORK       EMERGING
                                                    TAX EXEMPT     TAX EXEMPT       MARKETS
                                                     BOND FUND      BOND FUND      DEBT FUND
-------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Investment income from Portfolio                $ 6,525        $ 9,822       $ 2,909
      Expenses from Portfolio                            (491)          (739)         (250)
-------------------------------------------------------------------------------------------------
             Total investment income                    6,034          9,083         2,659
-------------------------------------------------------------------------------------------------
    EXPENSES:
      Shareholder servicing fees                          338            203            58
      Administrative services fees                         32             48             5
      Administration fees                                   1              2            --
      Fund services fees                                    2              3            --
      Accounting fees                                      35             35            50
      Organization costs                                   --             --             3
      Printing and postage                                 12             11            14
      Professional fees                                    13             10            14
      Registration expenses                                21             18            21
      Transfer agent fees                                  31             21            24
      Trustees' fees                                        1              2            --
      Other                                                 5              8            10
-------------------------------------------------------------------------------------------------
             Total expenses                               491            361           199
-------------------------------------------------------------------------------------------------
      Less expense reimbursements                          (8)           (79)         (156)
-------------------------------------------------------------------------------------------------
             Net expenses                                 483            282            43
-------------------------------------------------------------------------------------------------
                Net investment income                   5,551          8,801         2,616
-------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments
      and foreign currency transactions                 2,417          3,370          (498)
      Net change in unrealized appreciation
      (depreciation) on investments                     3,206          5,001        (3,000)
-------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
      (loss) on investments and foreign
      currency transactions                             5,623          8,371        (3,498)
-------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from operations                       $11,174        $17,172       $  (882)
-------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan FUNDS
STATEMENT OF CHANGES IN NET ASSETS For the years indicated

STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED JULY 31, 2001 AND 2000 (Amounts in thousands)

                                                                                                           INSTITUTIONAL TAX
                                                                             TAX EXEMPT BOND FUND           EXEMPT BOND FUND
                                                                           ------------------------     -------------------------
                                                                              2001         2000           2001            2000
---------------------------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income                                                $  15,110     $  16,876      $  22,950      $  19,059
      Net realized gain (loss) on investments                                  7,362        (1,488)         9,634        (12,007)
      Change in unrealized appreciation or depreciation                        6,883        (3,156)        11,117          9,256
---------------------------------------------------------------------------------------------------------------------------------
          Increase in net assets resulting from operations                    29,355        12,232         43,701         16,308
---------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                                  (15,302)      (17,032)       (23,079)       (19,190)
      Net realized gain from investment transactions                              --        (4,016)            --           (161)
---------------------------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders                                (15,302)      (21,048)       (23,079)       (19,351)
---------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued                                            115,498       100,709        221,117        219,542
      Dividends reinvested                                                    10,908        15,187          6,812          5,891
      Cost of shares redeemed                                               (115,894)     (202,165)      (148,484)      (163,465)
---------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) from capital share transactions             10,512       (86,269)        79,445         61,968
---------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                 24,565       (95,085)       100,067         58,925
    NET ASSETS:
      Beginning of year                                                      336,599       431,684        447,858        388,933
---------------------------------------------------------------------------------------------------------------------------------
      End of year                                                          $ 361,164     $ 336,599      $ 547,925      $ 447,858
---------------------------------------------------------------------------------------------------------------------------------
    SHARE TRANSACTIONS:
      Issued                                                                   9,779         8,752         21,730         22,167
      Reinvested                                                                 924         1,320            667            595
      Redeemed                                                                (9,800)      (17,622)       (14,535)       (16,501)
---------------------------------------------------------------------------------------------------------------------------------
      Change in shares                                                           903        (7,550)         7,862          6,261
---------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

                                                             NEW YORK           INSTITUTIONAL NEW YORK
                                                       TAX EXEMPT BOND FUND      TAX EXEMPT BOND FUND    EMERGING MARKETS DEBT FUND
                                                       --------------------     ----------------------   --------------------------
                                                       2001            2000        2001        2000         2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                               $  5,551       $  4,965    $  8,801     $  6,942     $  2,616     $  2,593
  Net realized gain (loss) on investments
  and foreign currency transactions                      2,417         (1,589)      3,370       (2,346)        (498)       2,479
  Change in unrealized appreciation or depreciation      3,206          1,488       5,001        2,250       (3,000)       2,102
-----------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets
      resulting from operations                         11,174          4,864      17,172        6,846         (882)       7,174
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                 (5,635)        (4,997)     (8,877)      (6,986)      (2,610)      (2,589)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
TRANSACTIONS:
  Proceeds from shares issued                           71,146         45,697     126,419       44,579       33,672       11,884
  Dividends reinvested                                   4,741          4,109       2,984        1,486        2,207        2,332
  Cost of shares redeemed                              (47,242)       (40,190)    (65,172)     (33,983)     (17,072)     (24,854)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from capital share
      transactions                                      28,645          9,616      64,231       12,082       18,807      (10,638)
-----------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets               34,184          9,483      72,526       11,942       15,315       (6,053)
NET ASSETS:
  Beginning of year                                    125,173        115,690     173,315      161,373       20,163       26,216
-----------------------------------------------------------------------------------------------------------------------------------
  End of year                                         $159,357       $125,173    $245,841     $173,315     $ 35,478     $ 20,163
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                 6,683          4,481      11,813        4,339        3,978        1,512
  Reinvested                                               447            402         279          144          285          292
  Redeemed                                              (4,482)        (3,944)     (6,135)      (3,305)      (2,025)      (3,100)
-----------------------------------------------------------------------------------------------------------------------------------
  Change in shares                                       2,648            939       5,957        1,178        2,238       (1,296)
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulated Undistributed net investment income     $     --       $     --    $     --     $     --     $    376     $    367
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2001


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- J.P. Morgan Funds and J.P. Morgan Institutional Funds (the "Trusts") were organized as Massachusetts business trusts and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies. J.P. Morgan Funds and J.P. Morgan Institutional Funds were organized on November 4, 1992. The following Funds (collectively the "Funds") are separate series constituting part of the Trusts:

J.P. Morgan Funds

J.P. Morgan Tax Exempt Bond Fund ("TEBF")
J.P. Morgan New York Tax Exempt Bond Fund ("NYTEBF")
J.P. Morgan Emerging Markets Debt Fund ("EMDF")


J.P. Morgan Institutional Funds

J.P. Morgan Institutional Tax Exempt Bond Fund ("ITEBF")
J.P. Morgan Institutional New York Tax Exempt Bond Fund ("INYTEBF")

The Declaration of Trust for each trust permits the trustees to issue an unlimited number of shares in the Funds.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

TEBF, NYTEBF, EMDF, ITEBF, and INYTEBF (collectively the "Feeder Funds") utilize the Master Feeder Fund Structure and seek to achieve their investment objectives by investing all their investable assets in either The Tax Exempt Bond Portfolio ("TEBP"), The New York Tax Exempt Bond Portfolio ("NYTEBP"), or The Emerging Markets Debt Portfolio ("EMDP") (collectively the "Portfolios"). The Portfolios are open-end management investment companies having the same investment objectives as the respective Feeder funds. The values of such investments included in the Statements of Assets and Liabilities reflect the Feeder Funds' proportionate interest in the net assets of the respective Portfolios, which as of July 31, 2001 were approximately:

            FUND                             % OF THE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------------------
   TEBF                                             39.7%
   ITEBF                                            60.3


            FUND                             % OF THE NEW YORK TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------------------
   NYTEBF                                           39.3%
   INYTEBF                                          60.7


            FUND                             % OF THE EMERGING MARKETS DEBT PORTFOLIO
--------------------------------------------------------------------------------------------
   EMDF                                             99.9%

The performance of the Feeder Funds are directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

    1. SECURITY VALUATION -- Valuation of securities by the Portfolios is discussed in Note 1(A) of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

    2. INVESTMENT INCOME -- The Feeder Funds earn income, net of expenses, daily on their investment in the respective Portfolios. All net investment income, realized and unrealized gains and losses of the Portfolios are allocated pro-rata among the Funds and other investors in the Portfolios at the time of such determination.

    3. EXPENSES -- Expenses incurred by the Trusts with respect to any two or more Funds in the Trusts are allocated in proportion to the net assets of each Fund in each Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributed to a Fund are charged to that Fund.

    4. INCOME TAX STATUS -- It is each Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    5. DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to a shareholder are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (in thousands):

                                                              ACCUMULATED
                                                             UNDISTRIBUTED/           ACCUMULATED
                                                            (OVERDISTRIBUTED)        NET REALIZED
                                               PAID-IN             NET                GAIN (LOSS)
                                               CAPITAL      INVESTMENT INCOME       ON INVESTMENTS
----------------------------------------------------------------------------------------------------
    NYTEBF                                      $--(a)             $--                   $--(a)
    INYTEBF                                      --(a)              --                    --(a)
    EMDF                                           (3)               2                     1

(a) Amount is less than $1000.

    The reclassifications for NYTEBF and INYTEBF relate to wash sale reallocations. The reclassifications for EMDF primarily relate to non-deductible expenses.

2.  TRANSACTIONS WITH AFFILIATES

    A. ADMINISTRATIVE SERVICES -- The Trusts have an Administrative Services Agreements (the "Services Agreements") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan Chase & Co., under which Morgan is responsible for certain aspects of the administration and operation of the Funds. Under the Services Agreement, the Trusts have agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trusts and certain other registered investment companies for which J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan, acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Funds is determined by the proportionate share that its net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

    The Trustees have approved an increase in the Funds' administrative services fee. Effective, September 10, 2001, the administrative services fee payable to Morgan will be increased to 0.15% of average daily net assets for complex-wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion. Morgan, however, has contractually agreed to waive fees payable to them and to reimburse expenses so that the Funds' actual total operating expenses (excluding interest, taxes and extraordinary items) of the Funds, will remain the same for a period of three years and will not exceed the listed percentages of the Funds' average daily net assets.

             FUND                                         % OF AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------------------
    TEBF                                                                0.66%
    ITEBF                                                               0.50%
    NYTEBF                                                              0.72%
    INYTEBF                                                             0.50%
    EMDF                                                                1.25%

    The above caps are all the same for those that were in effect from December 1, 2000 through the period ended July 31, 2001, except for TEBF, ITEBF and NYTEBF which were not capped.

    Prior to December 1, 2000, the following caps are in place:

    TEBF-0%, ITEBF-0.50%, NYTEBF-0.70%, INYTEBF-0.50%, and EMDF-1.25%.

    B. ADMINISTRATION -- Prior to May 1, 2001, the Trusts retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator for the Fund. Under a Co-Administration Agreement between FDI and the Trusts, FDI provided administrative services necessary for the operations of the Funds, furnished office space and facilities required for conducting the business of the Funds and paid the compensation of the Funds' officers affiliated with FDI. The Funds agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Funds was determined by the proportionate share that its net assets bear to the net assets of the Trusts and certain other investment companies for which FDI provides similar services.

    Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Funds' Sub-Administrator. FDI will no longer serve as the Funds' co-administrator. For its services as Sub-Administrator, BISYS will receive a portion of the fees payable to Morgan as Administrator.

    On April 11, 2001, the BISYS Group Inc., completed its acquisition of Boston Institutional Group Inc., the parent company of FDI.

    C. DISTRIBUTION PLANS -- Pursuant to Distribution Agreements, J.P. Morgan Fund Distributors, Inc., a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. Prior to April 10, 2001, FDI acted as the Trusts' Distributor.

    D. SHAREHOLDER SERVICING -- The Trusts have a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Funds to pay Morgan a fee for these services that is computed daily and paid monthly at the listed annual rates of the average daily net assets of the Funds.

             FUND                                         % OF AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------------------------------
    TEBF                                                                0.25%
    ITEBF                                                               0.10%
    NYTEBF                                                              0.25%
    INYTEBF                                                             0.10%
    EMDF                                                                0.25%

    Morgan, Charles Schwab & Co. ("Schwab") and the JPMorgan Funds are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The JPMorgan Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the JPMorgan Funds and Morgan are termi-nated, the JPMorgan Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

    E. FUND SERVICES -- The Trusts have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trusts' affairs. The Trustees of the Trusts represent all the existing shareholders of PGI. In connection with the reorganization (See Note 7), the Trusts terminated their agreements with PGI.

    F. TRUSTEES -- Each trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was as follows:

            FUND                                 ALLOCATED TRUSTEES' FEES & EXPENSES
---------------------------------------------------------------------------------------
    TEBF                                                     $1,115
    ITEBF                                                     1,632
    NYTEBF                                                      438
    INYTEBF                                                     659
    EMDF                                                         80

3.  FEDERAL INCOME TAXES
    Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred the following post-October realized losses (in thousands).

            FUND                                                    CAPITAL              FX
------------------------------------------------------------------------------------------------
    EMDF                                                              $37              $-- (a)

    (a) Amount is less than $1,000.

    As of July 31, 2001, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                                                   EXPIRATION
            FUND                                                 AMOUNT               DATE
--------------------------------------------------------------------------------------------------
    ITEBF                                                      $2,773,579         July 31, 2008
                                                               ----------
    EMDF                                                            8,772         July 31, 2009
                                                                2,856,915         July 31, 2005

    During the year ended July 31, 2001, the following funds utilized capital loss carryforwards of the following amounts: ITEBF of $2,740,134; NYTEBF of $610,415; and INYTEBF of $1,268,554.

  4.  BANK LOANS

The Funds may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective June 20, 2001 the Funds, along with certain other funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with Chase Manhattan Bank ("Chase", an affiliate of JPMIM), as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

Prior to June 20, 2001, the Funds, along with certain other funds managed by JPMIM, were in a $150,000,000 line of credit agreement with DeutscheBank. This agreement expired on June 20, 2001.

The Funds had no borrowings outstanding at July 31, 2001, nor at any time during the year ended July 31, 2001.

5.  CONCENTRATIONS OF RISK
From time to time, the Funds may have a concentration of several shareholders, including affiliates of J.P. Morgan, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

6.  CORPORATE EVENT
The Merger of J.P. Morgan & Co. Incorporated, the former parent company of the Funds' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which continues to serve as the Funds' Advisor.

7.  REORGANIZATION
On March 27, 2001, the Board of Trustees of the J.P. Morgan Funds and J.P. Morgan Institutional Funds approved agreements and plans of reorganization (the "Reorganization Plans") pursuant to which (i) JPMorgan Intermediate Tax Free Income Fund will acquire all of the assets and assume all of the liabilities of TEBF and ITEBF in exchange for Select Class and Institutional Class Shares, respectively, of equal value of JPMorgan Intermediate Tax Free Income Fund; (ii) JPMorgan New York Intermediate Tax Free Income Fund will acquire all of the assets and assume all of the liabilities of NYTEBF and INYTEBF in exchange for Select Class and Institutional Class Shares of equal value of JPMorgan New York Intermediate Tax Free Income Fund; (iii) EMDF will acquire all of the assets and assume all of the liabilities of Emerging Markets Debt Portfolio and the existing shares will be renamed Select Class Shares (the

"Reorganizations"). Concurrent with the Reorganizations, the surviving Funds will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities. Each Reorganization Plan can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the acquired Funds. At a special meeting of shareholders (the "Meeting") held on July 25, 2001, originally scheduled on July 3, 2001, the shareholders approved the Plan of Reorganization. In addition, the shareholders voted and approved the new Board of Trustees. Only shareholders of record as of the close of business on April 6, 2001 were entitled to notice of, and to vote at, the Meeting.

JPMorgan FUNDS
FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                                        TAX EXEMPT BOND FUND
                                                                     -------------------------------------------------------------
                                                                         YEAR ENDED       9/1/98               YEAR ENDED
                                                                     -----------------    THROUGH    -----------------------------
                                                                     7/31/01   7/31/00    7/31/99    8/31/98    8/31/97    8/31/96
                                                                     -------   -------    -------    -------    -------    -------
Per share operating performance:
Net asset value, beginning of period                                  $11.56    $11.77     $12.15     $11.85     $11.63     $11.73
                                                                      ------    ------     ------     ------     ------     ------
Income from investment operations:
  Net investment income                                                 0.51      0.52       0.46       0.54       0.55       0.55
  Net gains or losses in securities (both realized and unrealized)      0.48     (0.10)     (0.36)      0.30       0.24      (0.08)
                                                                      ------    ------     ------     ------     ------     ------
    Total from investment operations                                    0.99      0.42       0.10       0.84       0.79       0.47
                                                                      ------    ------     ------     ------     ------     ------
Less Distributions:
  Dividends from net investment income                                  0.52      0.52       0.46       0.54       0.55       0.55
  Distributions from capital gains                                        --      0.11       0.02         --       0.02       0.02
                                                                      ------    ------     ------     ------     ------     ------
    Total distributions                                                 0.52      0.63       0.48       0.54       0.57       0.57
                                                                      ------    ------     ------     ------     ------     ------
Net asset value, end of period                                        $12.03    $11.56     $11.77     $12.15     $11.85     $11.63
                                                                      ======    ======     ======     ======     ======     ======
Total Return                                                            8.69%     3.74%      0.83%@     7.21%      6.95%      4.01%
Ratios/Supplemental Data:
  Net assets, end of period (millions)                                $  361    $  337     $  432     $  439     $  401     $  370
Ratios to average net assets: #
  Expenses                                                              0.67%     0.67%      0.68%      0.64%      0.64%      0.64%
  Net investment income                                                 4.30%     4.46%      4.21%      4.44%      4.67%      4.67%

  @ Not annualized.
  # Short periods have been annualized.


                       See notes to financial statements.

                                                                                      INSTITUTIONAL TAX EXEMPT BOND FUND
                                                                     -------------------------------------------------------------
                                                                         YEAR ENDED       9/1/98               YEAR ENDED
                                                                     -----------------    THROUGH    -----------------------------
                                                                     7/31/01   7/31/00    7/31/99    8/31/98    8/31/97    8/31/96
                                                                     -------   -------    -------    -------    -------    -------
Per share operating performance:
Net asset value, beginning of period                                  $ 9.98    $10.07     $10.38     $10.12     $ 9.92     $10.01
                                                                      ------    ------     ------     ------     ------     ------
Income from investment operations:
  Net investment income                                                 0.46      0.46       0.41       0.47       0.48       0.48
  Net gains or losses in securities (both realized and unrealized)      0.41     (0.08)     (0.30)      0.26       0.20      (0.07)
                                                                      ------    ------     ------     ------     ------     ------
    Total from investment operations                                    0.87      0.38       0.11       0.73       0.68       0.41
                                                                      ------    ------     ------     ------     ------     ------
Less Distributions:
  Dividends from net investment income                                  0.46      0.46       0.41       0.47       0.48       0.48
  Distributions from capital gains                                        --      0.01       0.01         --         --       0.02
                                                                      ------    ------     ------     ------     ------     ------
    Total distributions                                                 0.46      0.47       0.42       0.47       0.48       0.50
                                                                      ------    ------     ------     ------     ------     ------
Net asset value, end of period                                        $10.39    $ 9.98     $10.07     $10.38     $10.12     $ 9.92
                                                                      ======    ======     ======     ======     ======     ======
Total Return                                                            8.88%     3.90%      1.01%@     7.37%      7.06%      4.13%
Ratios/Supplemental Data:
  Net assets, end of period (millions)                                $  548    $  448     $  389     $  317     $  202     $  121
Ratios to average net assets: #
  Expenses                                                              0.51%     0.50%      0.50%      0.50%      0.50%      0.50%
  Net investment income                                                 4.45%     4.67%      4.37%      4.58%      4.83%      4.82%
  Expenses without reimbursements                                       0.51%     0.51%      0.53%      0.53%      0.56%      0.60%

  @ Not annualized.
  # Short periods have been annualized.


                       See notes to financial statements.

                                                                                     NEW YORK TAX EXEMPT BOND FUND
                                                                     -------------------------------------------------------------
                                                                         YEAR ENDED        4/1/99             YEAR ENDED
                                                                     -----------------    THROUGH    -----------------------------
                                                                     7/31/01   7/31/00    7/31/99    3/31/99    3/31/98    3/31/97
                                                                     -------   -------    -------    -------    -------    -------
Per share operating performance:
Net asset value, beginning of period                                  $10.33    $10.35     $10.66     $10.62     $10.28     $10.34
                                                                      ------    ------     ------     ------     ------     ------
Income from investment operations:
  Net investment income                                                 0.44      0.43       0.13       0.42       0.46       0.46
  Net gains or losses in securities (both realized and unrealized)      0.46     (0.02)     (0.28)      0.14       0.40      (0.03)
                                                                      ------    ------     ------     ------     ------     ------
    Total from investment operations                                    0.90      0.41      (0.15)      0.56       0.86       0.43
                                                                      ------    ------     ------     ------     ------     ------
Less Distributions:
  Dividends from net investment income                                  0.44      0.43       0.13       0.42       0.46       0.46
  Distributions from capital gains                                        --        --       0.03       0.10       0.06       0.03
                                                                      ------    ------     ------     ------     ------     ------
    Total distributions                                                 0.44      0.43       0.16       0.52       0.52       0.49
                                                                      ------    ------     ------     ------     ------     ------
Net asset value, end of period                                        $10.79    $10.33     $10.35     $10.66     $10.62     $10.28
                                                                      ======    ======     ======     ======     ======     ======
Total Return                                                            9.00%     4.11%     (1.41%)@    5.39%      8.49%      4.19%
Ratios/Supplemental Data:
  Net assets, end of period (millions)                                $  159    $  125     $  116     $  119     $   85     $   56
Ratios to average net assets: #
  Expenses                                                              0.72%     0.70%      0.70%      0.70%      0.71%      0.75%
  Net investment income                                                 4.10%     4.19%      3.82%      3.95%      4.33%      4.44%
  Expenses without reimbursements                                       0.72%     0.73%      0.78%      0.74%      0.77%      0.81%

  @ Not annualized.
  # Short periods have been annualized.


                       See notes to financial statements.

                                                                               INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
                                                                     -------------------------------------------------------------
                                                                         YEAR ENDED        4/1/99             YEAR ENDED
                                                                     -----------------    THROUGH    -----------------------------
                                                                     7/31/01   7/31/00    7/31/99    3/31/99    3/31/98    3/31/97
                                                                     -------   -------    -------    -------    -------    -------
Per share operating performance:
Net asset value, beginning of period                                  $10.40    $10.42     $10.72     $10.67     $10.31     $10.34
                                                                      ------    ------     ------     ------     ------     ------
Income from investment operations:
  Net investment income                                                 0.46      0.45       0.14       0.45       0.48       0.48
  Net gains or losses in securities (both realized and unrealized)      0.48     (0.02)     (0.28)      0.13       0.40      (0.02)
                                                                      ------    ------     ------     ------     ------     ------
    Total from investment operations                                    0.94      0.43      (0.14)      0.58       0.88       0.46
                                                                      ------    ------     ------     ------     ------     ------
Less Distributions:
  Dividends from net investment income                                  0.47      0.45       0.14       0.45       0.48       0.48
  Distributions from capital gains                                        --        --       0.02       0.08       0.04       0.01
                                                                      ------    ------     ------     ------     ------     ------
    Total distributions                                                 0.47      0.45       0.16       0.53       0.52       0.49
                                                                      ------    ------     ------     ------     ------     ------
Net asset value, end of period                                        $10.87    $10.40     $10.42     $10.72     $10.67     $10.31
                                                                      ======    ======     ======     ======     ======     ======
Total Return                                                            9.18%     4.32%     (1.25%)@    5.51%      8.64%      4.54%
Ratios/Supplemental Data:
  Net assets, end of period (millions)                                $  246    $  173     $  161     $  205     $  111     $   91
Ratios to average net assets: #
  Expenses                                                              0.50%     0.50%      0.50%      0.50%      0.50%      0.50%
  Net investment income                                                 4.32%     4.39%      4.01%      4.15%      4.54%      4.70%
  Expenses without reimbursements                                       0.54%     0.56%      0.59%      0.57%      0.59%      0.64%

  @ Not annualized.
  # Short periods have been annualized.


                       See notes to financial statements.

                                                                                         EMERGING MARKETS DEBT FUND
                                                                             ---------------------------------------------------
                                                                                YEAR ENDED        1/1/99       YEAR     4/17/97*
                                                                             -----------------    THROUGH     ENDED     THROUGH
                                                                             7/31/01   7/31/00    7/31/99    12/31/98   12/31/97
                                                                             -------   -------    -------    --------   --------
Per share operating performance:
Net asset value, beginning of period                                           $8.77     $7.29     $7.30       $9.76      $10.00
                                                                               -----     -----     -----       -----      ------

Income from investment operations:
  Net investment income                                                         0.88      0.95      0.49        1.15        0.58
  Net gains or losses in securities (both realized and unrealized)             (0.87)     1.42      0.02       (2.64)      (0.05)
                                                                               -----     -----     -----       -----      ------
    Total from investment operations                                            0.01      2.37      0.51       (1.49)       0.53
                                                                               -----     -----     -----       -----      ------
Less Distributions:
  Dividends from net investment income                                          0.96      0.89      0.52        0.81        0.58
  Distributions from capital gains                                                --        --        --          --        0.17
  In excess of net investment income                                              --        --        --        0.16        0.02
                                                                               -----     -----     -----       -----      ------
    Total distributions                                                         0.96      0.89      0.52        0.97        0.77
                                                                               -----     -----     -----       -----      ------
Net asset value, end of period                                                 $7.82     $8.77     $7.29       $7.30      $ 9.76
                                                                               =====     =====     =====       =====      ======
Total Return                                                                   (0.17%)   34.12%     7.27%@    (15.93%)      5.47%@
Ratios/Supplemental Data:
  Net assets, end of period (millions)                                         $  35     $  20     $  26       $  19      $   12
Ratios to average net assets: #
  Expenses                                                                      1.25%     1.25%     1.25%       1.25%       1.25%
  Net investment income                                                        11.20%    11.01%    12.28%      10.05%       9.71%
  Expenses without reimbursements                                               1.92%     1.95%     2.51%       2.09%       2.40%

  * Commencement of operations.
  @ Not annualized.
  # Short periods have been annualized.


                       See notes to financial statements.

JPMorgan
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of the
J.P. Morgan Funds and J.P. Morgan Institutional Funds

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the J.P. Morgan Tax Exempt Bond Fund, J.P. Morgan Institutional Tax Exempt Bond Fund, J.P. Morgan New York Tax Exempt Bond Fund, J.P. Morgan Institutional New York Tax Exempt Bond Fund and J.P. Morgan Emerging Markets Debt Fund (collectively the "Funds") at July 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
September 10, 2001

THE TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
As of July 31, 2001
(Amounts in thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments
-------------------------------------------------------------------------------------------------
                  State and Municipal Obligations -- 96.1%
                  ----------------------------------------
                  Alabama -- 0.1%
    $  1,000      Daphne, Alabama, Special Care Facilities Financing
                    Authority, Presbyterian Retirement Corp., Rev., FRN,
                    MBIA, ^, Prerefunded 8/15/01 @ 100, 7.30%, 08/15/01            $    1,002
                  Arizona -- 1.6%
       3,075      Arizona Health Facilities Authority, Hospital Systems,
                    Catholic Healthcare West, Ser. A, Rev.,  6.13%, 07/01/09            3,262
      11,000      Arizona State Transportation Board Grant, Rev., GAN,
                    MBIA, 5.25%, 01/01/06                                              11,720
                                                                                  --------------
                                                                                       14,982
                  California -- 13.7%
      12,330      Alameda County, California, Ser. A, COP, MBIA,+
                    5.38%, 12/01/10                                                    13,567
       2,520      California State Department of Water Resources,
                    Water Systems, Central Valley Project, Ser. J-1, Rev.,
                    7.00%, 12/01/12                                                     3,109
      11,975      California Statewide Communities Development
                    Authority, Catholic Healthcare West, COP, 6.00%,
                    07/01/09                                                           12,775
       2,140      California Bay Area Governments dAssociation
                    Lease, California Bay Area Rapid Transit, FTA Capital
                    Grant-A, Rev., AMBAC, 5.00%, 06/15/08                               2,181
       5,015      Contra Costa, California, Water District, Contra Costa
                    Water District Improvement Bond Act 1915, Ser. K,
                    Rev., FSA, 5.50%, 10/01/12                                          5,500
      10,435      Contra Costa, California, Water District, Contra Costa
                    Water District Improvement Bond Act 1915, Ser. K,
                    Rev., FSA, 5.50%, 10/01/14                                         11,309
       1,325      Kaweah, California, Delta Hospital District, 6.40%,
                    06/01/14                                                            1,417
      13,675      Los Angeles County, California, Metropolitan
                    Transportation Authority, Ser. B, (Proposition A), Rev.,
                    FSA, 5.25%, 07/01/20                                               14,779
       2,500      Los Angeles County, California, Public Works
                    Financing Authority, Ser. A, Rev., MBIA, 6.00%,
                    09/01/06                                                            2,816
      10,065      Los Angeles, California, Ser. A, GO+ , 5.00%,
                    09/01/13                                                           10,510
       5,000      Metropolitan Water District, Southern California,
                    Waterworks, Ser. A, Rev., 5.38%, 07/01/12                           5,456
      35,000      San Francisco, California, Bay Area Government
                    Association Lease, Bay Area Rapid Transit, FTA
                    Capital Grant, Rev., AMBAC, 4.88%, 06/15/09                        36,422
       8,000      Tustin, California, Unified School District,
                    Community Facilities, Ser. 1997-1, BAN, 6.10%,
                    09/01/02                                                            8,144
                                                                                  --------------
                                                                                      127,985


                       See notes to financial statements.

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  Connecticut -- 1.6%
    $  7,240      Connecticut State, Ser. B, GO, 5.88%, 06/15/17                   $    7,918
       2,815      Connecticut State, Special Tax Obligation Rev.,
                    Transportation Infrastructure, Ser. A, TAN, ^, 6.60%,
                    06/01/03                                                            2,995
       2,110      New Haven, Connecticut, Ser. B, GO, FGIC, 5.25%,
                    11/01/08                                                            2,292
       2,100      New Haven, Connecticut, Ser. B, GO, FGIC, 5.13%,
                    11/01/10                                                            2,267
                                                                                  --------------
                                                                                       15,472
                  District of Columbia -- 1.1%
       2,450      District of Columbia, Ser. 1993-A, GO, MBIA, IBC,
                    6.00%, 06/01/07                                                     2,711
         770      District of Columbia, Ser. 1993-A, GO, MBIA, IBC, ^,
                    6.00%, 06/01/07                                                       859
       6,795      District of Columbia, Ser. 1993-C, GO, FGIC, ^,
                    5.25%, 12/01/03                                                     7,144
                                                                                  --------------
                                                                                       10,714
                  Florida -- 1.8%
      10,250      Orlando, Florida, Utilities Commission, Water &
                    Electric, Ser. 1998 A-1, Rev., BAN, FRN, 4.48%,
                    09/01/03                                                           10,265
       6,230      St. Petersburg, Florida, Public Improvement, Rev.,
                    MBIA, + , 5.00%, 02/01/11                                           6,475
                                                                                  --------------
                                                                                       16,740
                  Georgia -- 3.6%
       2,630      Fulton County, Georgia, School District, GO, 6.38%,
                    05/01/14                                                            3,098
       1,250      Georgia Municipal Electric Authority, Ser. 1997-A,
                    Rev., 6.50%, 01/01/12                                               1,416
       6,000      Georgia State, Ser. B, GO, 7.20%, 03/01/07                            7,012
       3,000      Georgia State, Ser. B, GO, 6.30%, 03/01/10                            3,460
      11,000      Georgia State, Ser. D, GO, 3.00%, 11/01/11                            9,828
       2,500      Gwinnette County, Georgia, School District, Ser. B,
                    GO, 6.40%, 02/01/08                                                 2,846
       5,000      Metropolitan Atlanta, Georgia, Rapid Transportation
                    Authority, Ser. P, Rev., AMBAC, 6.25%, 07/01/11                     5,849
                                                                                  --------------
                                                                                       33,509
                  Illinois -- 2.1%
       3,000      Illinois Development Bank, 4.90%, 08/01/28                            3,099
       1,665      Illinois Health Facilities Authority, Rev., 6.63%,
                    02/15/12                                                            1,854
       3,770      Illinois Health Facilities Authority, Riverside Health
                    System, Rev., 6.75%, 11/15/10                                       4,160
       1,380      Illinois State, Metropolitan Pier & Exposition
                    Authority, Dedicated State Tax Fund, Ser. A, Rev.,
                    8.50%, 06/15/06                                                     1,667
       2,810      Illinois State Regional Transportation Authority, Ser.
                    1994-D, Rev., FGIC, 7.75%, 06/01/07                                 3,357
       5,000      Illinois State Sales Tax Rev., 5.00%, 06/15/04                        5,231
                                                                                  --------------
                                                                                       19,368

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  Iowa -- 0.8%
    $  2,095      Iowa State Finance Authority, Hospital Facilities,
                    Rev., 6.75%, 02/15/15                                          $    2,287
       2,385      Iowa State Finance Authority, Hospital Facilities,
                    Rev., 6.75%, 02/15/16                                               2,593
       2,440      Iowa State Finance Authority, Hospital Facilities,
                    Rev., 6.75%, 02/15/17                                               2,644
                                                                                  --------------
                                                                                        7,524
                  Maryland -- 1.4%
       5,500      Maryland State, State and Local Facilities Loan, 1st
                    Ser., GO, 5.50%, 08/01/09                                           6,069
       7,000      Montgomery County, Maryland, Consumer Public
                    Improvement, GO, 4.75%, 02/01/04                                    7,267
                                                                                  --------------
                                                                                       13,336
                  Massachusetts -- 5.0%
       5,650      Massachusetts Bay Transportation Authority, General
                    Transportation Systems, Ser. A, Rev., 7.00%,
                    03/01/08                                                            6,622
       1,495      Massachusetts State, College Building Authority,
                    Ser. A, Rev., 7.50%, 05/01/11                                       1,865
       6,750      Massachusetts State, Health and Educational
                    Facilities Authority, Harvard University, Ser. Z, Rev.,
                    5.00%, 01/15/07                                                     7,168
      18,620      Massachusetts State, Ser. A, Rev., GAN, FSA,
                    5.75%, 12/15/12                                                    20,614
       9,500      Massachusetts State Water Pollution Abatement,
                    MWRA Program, Sub Ser. A, Rev., 6.00%, 08/01/15                    10,564
                                                                                  --------------
                                                                                       46,833
                  Michigan -- 6.5%
       3,910      Grand Rapids, Michigan, Water Supply, Rev., FGIC,
                    5.75%, 01/01/13                                                     4,314
      13,050      Michigan State Hospital Finance Authority,
                    Ascension Health Credit, Ser. A, Rev., MBIA, 6.25%,
                    11/15/15                                                           14,364
      10,000      Michigan State Hospital Finance Authority,
                    Ascension Health Credit, Ser. B, Rev., FRN, 5.30%,
                    11/15/33                                                           10,366
       2,905      Michigan State Hospital Finance Authority, Mercy
                    Health Services, Ser. T, Rev., 5.75%, 08/15/04                      3,052
       3,755      Michigan State Hospital Finance Authority, Trinity
                    Health, Ser. A, Rev., 5.50%, 12/01/05                               3,956
       4,160      Michigan State Hospital Finance Authority, Trinity
                    Health, Ser. A, Rev., 6.00%, 12/01/11                               4,554
       4,405      Michigan State Hospital Finance Authority, Trinity
                    Health, Ser. A, Rev., 6.00%, 12/01/12                               4,781
      16,000      Monroe County, Michigan, Economic Development
                    Corporation, Detroit Edison Company, Ser. CC, Rev.,
                    FRN, AMBAC, LOC Barclays Bank PLC, 4.65%,
                    10/01/24                                                           16,000
                                                                                  --------------
                                                                                       61,387

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  Minnesota -- 1.2%
    $  5,000      University of Minnesota, Ser. A, Rev., 5.75%,
                    07/01/10                                                       $    5,584
       5,000      University of Minnesota, Ser. A, Rev., 5.75%,
                    07/01/15                                                            5,574
                                                                                  --------------
                                                                                       11,158
                  Mississippi -- 1.6%
       2,505      Mississippi Higher Education Assistance Corp.,
                    Ser. B, Rev., 5.60%, 09/01/04                                       2,594
      11,150      Mississippi State, GO, ^, 6.20%, 02/01/08                            12,446
                                                                                  --------------
                                                                                       15,040
                  Nebraska -- 2.2%
      10,000      Nebraska Public Power District, Ser. A, Rev., MBIA,
                    5.25%, 01/01/05                                                    10,541
       4,750      Nebraska Public Power District, Ser. B, Rev, 5.00%,
                    01/01/03                                                            4,883
       5,245      Nebraska, Nebhelp, Inc., Sub Ser. 1993 A-5B, Rev.,
                    MBIA, 6.20%, 06/01/13                                               5,642
                                                                                  --------------
                                                                                       21,066
                  Nevada -- 1.5%
       8,200      Clark County, Nevada, School District, Ser. A, GO,
                    7.00%, 06/01/11                                                     9,927
       1,605      Henderson, Nevada, Local Improvement Districts,
                    Ser. A, No. T-10, Rev., FSA, 4.63%, 08/01/11                        1,616
       1,285      Henderson, Nevada, Local Improvement Districts,
                    Ser. A, No. T-10, Rev., FSA, 4.75%, 08/01/12                        1,299
       1,670      Henderson, Nevada, Local Improvement Districts,
                    Ser. A, No. T-10, Rev., FSA, 4.88%, 08/01/13                        1,688
                                                                                  --------------
                                                                                       14,530
                  New Hampshire -- 0.6%
       4,900      New Hampshire Higher Educational & Health
                    Facilities Authority, Dartmouth College, Rev., 6.75%,
                    06/01/07                                                            5,640
                  New Jersey -- 4.0%
      12,000      New Jersey Economic Development Authority,
                    School Facility, Ser. A, Rev., AMBAC, 5.25%,
                    06/15/16                                                           12,481
       8,660      New Jersey State Transit Corp., Federal Transit
                    Administration Grants, Ser. B, COP, AMBAC,
                    5.25%, 09/15/04                                                     9,159
       4,500      New Jersey State Transit Corporation, Ser. A, COP,
                    AMBAC, 5.00%, 09/15/05                                              4,760
      10,000      New Jersey State, GO, 5.50%, 05/01/07                                10,905
                                                                                  --------------
                                                                                       37,305
                  New York -- 1.1%
      10,000      New York Convention Center Operating Corp., Yale
                    Building Acquisition Project, COP, 6.50%, 12/01/04                 10,326

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments-- Continued
-------------------------------------------------------------------------------------------------
                  North Carolina -- 4.2%
     $11,625      Mecklenburg County, North Carolina, Ser. C, GO,
                    5.50%, 04/01/06                                                 $  12,591
      10,410      North Carolina State, Public Improvement, Ser. A,
                    GO, 5.00%, 09/01/04                                                10,952
       8,900      North Carolina Municipal Power Agency No. 1,
                    Catawba Electric, Ser. B, Rev., 6.13%, 01/01/06                     9,450
       6,275      North Carolina Municipal Power Agency No. 1,
                    Catawba Electric, Ser. B, Rev., 6.25%, 01/01/07                     6,724
                                                                                  --------------
                                                                                       39,717
                  North Dakota -- 1.2%
      11,185      North Dakota State, Housing Finance Agency
                    Mortgage, Housing Finance Program, Ser. C, Rev.,
                     5.55%, 01/01/31                                                   11,449

                  Ohio -- 6.6%
       8,690      Columbus, Ohio, Ser. 1, GO, 5.25%, 11/15/05                           9,314
       6,000      Columbus, Ohio, Ser. 1, GO, 5.50%, 11/15/06                           6,542
      10,000      Ohio State Highway Capital Improvement, Ser. E, GO,
                    5.25%, 05/01/04                                                    10,529
      17,000      Ohio State Turnpike Commission, Ser. A, Rev.,
                    MBIA,^, 5.50%, 02/15/06                                            18,651
      12,570      Ohio State Turnpike Commission, Ser. B, Rev.,
                    MBIA +, 5.50%, 02/15/11                                             13,765
       2,585      Ohio State Water Development Authority, Rev., ^,
                    9.38%, 12/01/10                                                     3,141
                                                                                  --------------
                                                                                       61,942
                  Oklahoma -- 0.6%
       5,000      Oklahoma Development Finance Authority, Samuel
                    Roberts Noble, Inc., Rev., 5.50%, 05/01/11                          5,372

                  Multiple States-- 1.7%
      16,000      Puttable Floating Option Tax Exempt Receipts, Ser.
                    PPT-34, FRDO, 2.77%, 8/1/01                                        16,000

                  Pennsylvania -- 3.5%
      10,000      Clinton County, Pennsylvania, Solid Waste Disposal,
                    IDA, International Paper Co. Project, Ser. 1992-A,
                    Rev., FRN, 4.73%, 09/01/22                                         10,024
       7,645      Pennsylvania State University, Rev., + , 5.00%,
                    03/01/07                                                            7,987
       2,800      Pennsylvania State, Higher Educational Facilities
                    Authority, University of Pennsylvania Health Services,
                    Ser. A, Rev., 6.00%, 01/01/06                                       2,942
       2,000      Pennsylvania State, Higher Educational Facilities
                    Authority, University of Pennsylvania Health Services,
                    Ser. A, Rev., 6.00%, 01/01/07                                       2,107
       1,310      Pennsylvania State, Higher Educational Facilities
                    Authority, University of Pennsylvania, Ser. A, Rev.,
                    6.50%, 09/01/02                                                     1,361
       5,000      Pennsylvania State, Higher Educational Facilities
                    Authority, University of Pennsylvania, Ser. A, Rev.,
                    Callable 1/1/04 @ 102, 7.00%, 01/01/09                              5,306
       3,500      Philadelphia, Pennsylvania, Authority for Industrial
                    Development, 4.75%, 01/01/18                                        3,570
                                                                                  --------------
                                                                                       33,297

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  South Carolina -- 5.2%
     $15,000      Piedmont, South Carolina, Municipal Power Agency,
                    Electric Rev., FGIC, 6.75%, 01/01/20                            $  18,321
       1,000      Piedmont, South Carolina, Municipal Power Agency,
                    Electric Rev., MBIA, ^, 6.20%, 01/01/08                             1,130
      10,000      South Carolina State, School Facilities, Ser. A, GO,
                    5.00%, 01/01/05                                                    10,504
      10,310      South Carolina State, School Facilities, Ser. A, GO,
                    4.25%, 01/01/15                                                     9,819
       5,500      South Carolina, Jobs & Economic Development
                    Authority, Palmetto Health Alliance, Ser. A, Rev.,
                    7.00%, 12/15/10                                                     5,982
       3,000      South Carolina, Jobs & Economic Development
                    Authority, Palmetto Health Alliance, Ser. A, Rev.,
                    7.13%, 12/15/15                                                     3,219
                                                                                  --------------
                                                                                       48,975
                  Tennessee -- 0.8%
       3,320      Knox County, Tennessee, Public Improvement, GO,
                    6.00%, 05/01/12                                                     3,654
       3,500      Knox County, Tennessee, Public Improvement, GO,
                    6.00%, 05/01/13                                                     3,843
                                                                                  --------------
                                                                                        7,497
                  Texas -- 8.0%
       7,460      Austin, Texas, Utility System, Ser. A, Rev., MBIA,
                    6.00%, 11/15/06                                                     8,263
       1,305      Dallas County, Texas, Flood Control District, GO, ^,
                    9.25%, 04/01/08                                                     1,594
      12,485      Fort Worth, Texas, Independent School District,
                    Premium Capital Appreciation, GO, 0.00%, 02/15/06                  10,067
      11,135      Houston, Texas, Independent School District,
                    Capital Appreciation, GO, 0.00%, 08/15/13                           6,212
       5,000      Humble, Texas, Independent School District, Ser. C,
                    GO, 0.00%, 02/15/16                                                 2,375
       5,880      Humble, Texas, Independent School District, Ser. C,
                    GO, 0.00%, 02/15/17                                                 2,626
       5,875      Lubbock, Texas, Health Facilities Development
                    Corporation, St. Joseph Health Systems, Rev., 5.25%,
                    07/01/11                                                            6,120
       7,500      Pearland, Texas, School District, 4.27%,
                    02/15/24                                                            7,640
       7,500      Pearland, Texas, School District, 4.27%,
                    02/15/25                                                            7,640
      12,500      Texas Municipal Power Agency, Capital
                    Appreciation, Rev., MBIA, 0.00%, 09/01/13                           6,959
      10,100      Texas Public Building Authority, Capital
                    Appreciation, Rev., MBIA, ^, 0.00%, 08/01/06                        8,316
       7,385      Tomball, Texas, Independent School District, GO,
                    FRN, 4.25%, 02/15/26                                                7,526
                                                                                  --------------
                                                                                       75,338
                  Utah -- 1.3%
      12,000      Utah State, Ser. B, GO, 4.50%, 07/01/04                              12,406

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT
    OR SHARES     ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  Virginia -- 5.5%
     $10,000      Fairfax County, Virginia, Public Improvement, Ser. A,
                    GO, 4.50%, 06/01/05                                             $  10,406
       7,060      Virginia Commonwealth Transportation Board,
                    Federal Highway Reimbursement, Anticipation Note,
                    Rev., 5.50%, 10/01/05                                               7,607
      20,355      Virginia Commonwealth Transportation Board,
                    Federal Highway Reimbursement, Anticipation Note,
                    Rev., 5.50%, 10/01/08                                              22,293
      10,800      Virginia State Public School Authority, School
                    Educational Technology, Ser. I, Rev., 5.00%,
                    04/15/04                                                           11,307
                                                                                  --------------
                                                                                       51,613
                  Washington -- 4.7%
      24,000      Columbia, Washington, Energy Northwest Electric,
                    Ser. B, Rev., MBIA, 5.50%, 07/01/18                                25,453
       2,000      Washington Public Power Supply System, Nuclear
                    Project No. 2, Ser. A, Rev., 7.25%, 07/01/06                        2,301
       1,500      Washington Public Power Supply System, Nuclear
                    Project No. 2, Ser. C, Rev., 7.50%, 07/01/02                        1,542
       9,000      Washington State, Ser. A, GO, 5.25%, 09/01/06                         9,646
       4,500      Washington State, Series 1992 B & AT-7, GO,
                    6.40%, 06/01/17                                                     5,299
                                                                                  --------------
                                                                                       44,241
                  Wisconsin -- 1.3%
       6,250      Wisconsin Health & Educational Facilities, 5.70%,
                    05/01/14                                                            6,370
       6,250      Wisconsin Health & Educational Facilities, 5.95%,
                    05/01/19                                                            6,288
                                                                                  --------------
                                                                                       12,658
-----------------------------------------------------------------------------------------------------
                  Total State and Municipal Obligations                               904,422
                  (Cost $871,586)
-----------------------------------------------------------------------------------------------------
       Short-Term Investment -- 3.9%
-----------------------------------------------------------------------------------------------------
                  Money Market Fund -- 3.9%
                  -------------------------
      36,669      J.P. Morgan Institutional Tax Exempt Money Market
                  Fund##                                                               36,669
                  (Cost $36,689)
-----------------------------------------------------------------------------------------------------
                  U.S. Treasury Securities -- 0.0%
-----------------------------------------------------------------------------------------------------
        $350      U.S. Treasury Notes & Bonds, 5.63%, 09/30/01                            351
                  (Cost $351)
-----------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%
                  (Cost $908,606)                                                    $941,442
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of July 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments
-------------------------------------------------------------------------------------------------
                  State and Municipal Obligations -- 96.5%
                  ----------------------------------------
                  Arizona -- 4.6%
    $  5,510      Arizona Health Facilities Authority, Hospital
                    Systems, Catholic Healthcare West, Ser. A, Rev.,
                    6.13%, 07/01/09                                                $    5,845
       6,500      Arizona School Facilities Board, State School
                    Improvement, Rev., 5.00%, 07/01/06                                  6,898
       5,000      Arizona State Transportation Board, GAN, Rev.,
                    5.00%, 01/01/05                                                     5,234
                                                                                  --------------
                                                                                       17,977
                  California -- 2.1%
       5,000      San Francisco, California, Bay Area Government
                    Association Lease, Bay Area Rapid Transit, FTA
                    Capital Grant, Rev., AMBAC, 4.88%, 06/15/09                         5,203
       3,000      Tustin, California, Unified School District,
                    Community Facilities, Ser. 1997-1, BAN,
                    6.10%, 09/01/02                                                     3,054
                                                                                  --------------
                                                                                        8,257
                  Illinois -- 0.8%
       3,000      Illinois, Development Finance Authority, Riverside
                    Health  & Fitness Center Project, Ser. 1998-C, Rev.,
                    4.35%, 08/01/28                                                     3,000

                  Michigan -- 1.6%
       1,198      City of Detroit, Michigan, GO, 5.49%, 10/15/01                        1,202
       5,000      Michigan State, Hospital Finance Authority,
                    Ascension Health Credit, Ser. B, Rev., FRN,
                    5.30%, 11/15/33                                                     5,183
                                                                                  --------------
                                                                                        6,385
                  New Jersey -- 1.4%
       5,000      New Jersey State, Transit Corp., Federal Transit
                    Administration Grants, Ser. B, COP, AMBAC, 5.25%,
                    09/15/05                                                            5,336

                  New York -- 77.6%
       6,895      Babylon, New York, IDA, Civic Facilities, Winthrop
                    South Nassau East, Inc., Project, Ser. 2000-A, Rev,
                    AMBAC, 6.63%, 08/01/19                                              7,899
       3,000      Babylon, New York, Waste Facilities, GO, FGIC,
                    9.00%, 08/01/11                                                     4,138
       7,151      Buffalo, New York, State University of New York,
                    5.50%, 01/01/07                                                     7,600
       4,200      City University of New York, John Jay College,
                    COP, MBIA, IBC, 5.75%, 08/15/05                                     4,567
       2,250      Eastport, New York, South Manor Central School
                    District, GO, FGIC, 4.50%, 06/15/07                                 2,346

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  New York -- Continued
    $  2,300      Eastport, New York, South Manor Central School
                    District, GO, FGIC, 4.50%, 06/15/08                            $    2,391
       2,350      Eastport, New York, South Manor Central School
                    District, GO, FGIC, 4.63%, 06/15/09                                 2,455
      10,000      Long Island, New York, Power Authority, Electric
                    Systems, Rev., MBIA, 5.00%, 04/01/04                               10,436
       5,180      Long Island, New York, Power Authority, Electric
                    Systems, Sub-Series 8-A, Rev., FRN, AMBAC,
                    5.25%, 04/01/09                                                     5,576
       5,500      Metropolitan Transportation Authority, New York,
                    Dedicated Tax Fund, Ser. A, Rev., MBIA,
                    6.25%, 04/01/11                                                     6,395
          65      Monroe County, New York, Public Improvement,
                    GO, AMBAC, 5.88%, 06/01/08                                             74
       1,065      Monroe County, New York, Public Improvement,
                    Ser. P, GO, ^, AMBAC, 5.88%, 06/01/08                               1,206
       9,620      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. B, Rev.,
                    5.13%, 06/15/04                                                    10,126
       3,665      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. D, Rev,
                    5.50%, 06/15/10                                                     4,033
       5,000      New York City, New York, Ser. A, GO, MBIA, IBC,
                    3.00%, 08/15/02                                                     5,013
         750      New York City, New York, Ser. G, GO, AMBAC,
                    5.75%, 02/01/06                                                       818
       4,325      New York City, New York, Ser. I, GO,
                    4.00%, 04/15/02                                                     4,362
       7,000      New York City, New York, Sub-Ser. A-1, GO,
                    FRN, ^, 5.75%, 08/01/03                                             7,268
       4,000      New York City, New York, Transitional Finance
                    Authority, Future Tax Secured, Ser. B, Rev.,
                    6.13%, 11/15/14                                                     4,520
       2,000      Trust Cultural, 4.60%, 01/01/08                                       2,045
      10,000      New York Convention Center Operating Corp., Yale
                    Building Acquisition Project, COP, 6.50%, 12/01/04                 10,326
       2,000      New York State Power Authority, General Purpose,
                    Ser. 1990-W, Rev., ^, 6.63%, 01/01/03                               2,108
       2,280      New York State, Dorm Authority, Columbia
                    University, Rev., 5.25%, 07/01/07                                   2,472
       2,000      New York State, Dorm Authority, Columbia
                    University, Ser. A, Rev., 5.25%, 07/01/12                           2,165
       1,545      New York State, Dorm Authority, Columbia
                    University, Ser. A, Rev., 5.25%, 07/01/13                           1,659
       2,880      New York State, Dorm Authority, Columbia
                    University, Ser. A, Rev., 5.25%, 07/01/14                           3,066
       1,145      New York State, Dorm Authority, Columbia
                    University, Ser. A, Rev., 5.25%, 07/01/16                           1,201

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  New York -- Continued
    $  3,745      New York State, Dorm Authority, Concord Nursing
                    Home Inc., Rev., 6.25%, 07/01/16                               $    4,056
       1,160      New York State, Dorm Authority, Lenox Hill
                    Hospital, Rev., +, 5.00%, 07/01/05                                  1,199
       1,590      New York State, Dorm Authority, Lenox Hill
                    Hospital, Rev., +, 5.25%, 07/01/09                                  1,655
       2,055      New York State, Dorm Authority, Manhattan
                    College, Rev., 5.50%, 07/01/09                                      2,221
       1,770      New York State, Dorm Authority, Manhattan
                    College, Rev., 5.50%, 07/01/10                                      1,913
       1,000      New York State, Dorm Authority, New York
                    University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/14                    1,099
       1,925      New York State, Dorm Authority, New York
                    University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/16                    2,110
       1,455      New York State, Dorm Authority, New York
                    University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/18                    1,583
       3,150      New York State, Dorm Authority, New York
                    University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/23                    3,403
       1,820      New York State, Dorm Authority, New York
                    University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/24                    1,964
       2,480      New York State, Dorm Authority, New York
                    University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/25                    2,681
       8,360      New York State, Dorm Authority, New York
                    University, Ser. A, Rev., AMBAC, 5.75%, 07/01/13                    9,378
       2,530      New York State, Dorm Authority, North Shore
                    University Hospital, Rev., MBIA, 5.50%, 11/01/10                    2,772
       3,450      New York State, Dorm Authority, Pratt Institute,
                    Rev., 6.25%, 07/01/14                                               3,855
       4,000      New York State, Dorm Authority, Rochester
                  Institute of Technology, Rev., MBIA,
                    5.30%, 07/01/17                                                     4,133
       5,000      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., MBIA,
                    5.25%, 05/15/15                                                     5,360
       1,210      New York State, Dorm Authority, University of
                    Rochester, Ser. 1994-A, Rev., 6.50%, 07/01/06                       1,367
       5,000      New York State, Environmental Facilities Corp.,
                    PCR, State Water Revolving Fund, Rev.,
                    5.75%, 06/15/11                                                     5,619
       5,110      New York State, Environmental Facilities Corp.,
                    Pooled Loan Program, Ser. 2000-B, Rev.,
                    5.70%, 07/15/14                                                     5,599
       4,868      New York State, GO, 5.21%, 07/01/04                                   5,012
       4,375      New York State, GO, 6.00%, 03/01/07                                   4,872
       9,000      New York State, Local Government Assistance
                    Corp., Ser. A, Rev., ^, 5.90%, 04/01/05                            10,010

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  New York -- Continued
   $     470      New York State, Medical Care Facilities Finance
                    Agency, FHA Insured Mortgage Project, St. Charles
                    Memorial Hospital, Ser. 1995-F, Rev., ^,
                    6.20%, 08/15/05                                                $      515
       4,425      New York State, Medical Care Facilities Finance
                    Agency, Methodist Nursing FHA, Ser. A, Rev., ^,
                    6.70%, 08/15/02                                                     4,700
       2,100      New York State, Medical Care Facilities Finance
                    Agency, New York Hospital FHA Insured Mortgage,
                    Ser. A, Rev., ^, AMBAC, 6.80%, 02/15/05                             2,392
       2,885      New York State, Mortgage Agency, Ser. 94, Rev.,
                    5.35%, 04/01/23                                                     2,973
      12,110      New York State, Ser. A, GO, 5.25%, 03/15/14                          12,801
       7,000      New York State, Ser. F, GO, 5.00%, 09/15/06                           7,472
       5,000      New York State, Thruway Authority, Local
                    Highway & Bridge, Rev., 6.00%, 04/01/05                             5,429
       2,890      New York State, Thruway Authority, Local
                    Highway & Bridge, Rev., MBIA, 5.50%, 04/01/10                       3,176
       2,635      New York State, Urban Development Corp.,
                    Sub-Lien, Corporate Purpose, Rev.,
                    6.00%, 01/01/06                                                     2,885
       1,725      Onondaga County, New York, Ser. A, GO,
                    5.25%, 05/15/13                                                     1,842
       1,775      Onondaga County, New York, Ser. A, GO,
                    5.25%, 05/15/14                                                     1,881
       1,850      Onondaga County, New York, Ser. A, GO,
                    5.25%, 05/15/15                                                     1,946
       1,325      Onondaga County, New York, Ser. A, GO,
                    5.25%, 05/15/16                                                     1,384
       9,425      Port Authority of New York & New Jersey, 120th
                    Series, Rev., 5.75%, 10/15/07                                      10,387
       4,000      Suffolk County, New York, IDA, Southwest Sewer
                    System, Rev., FGIC, 4.80%, 02/01/05                                 4,170
       7,130      Suffolk County, New York, IDA, Southwest Sewer
                    System, Rev., FGIC, 4.90%, 02/01/06                                 7,423
       4,365      Suffolk County, New York, Southwest Sewer
                    District, GO, MBIA, 6.00%, 02/01/08                                 4,908
       1,500      Triborough Bridge & Tunnel Authority, General
                    Purpose, Ser. 1992-Y, Rev., 5.90%, 01/01/07                         1,661
       4,325      Triborough Bridge & Tunnel Authority, General
                    Purpose, Ser. SR, Rev., 5.50%, 01/01/12                             4,748
       3,690      Tsasc, Inc., New York, Ser. 1999-1, Plan Principal
                    2002, Rev., 4.80%, 07/15/06                                         3,810
       4,175      Tsasc, Inc., New York, Ser. 1999-1, Plan Principal
                    2002, Rev., 4.88%, 07/15/07                                         4,204
       2,690      Tsasc, Inc., New York, Ser. 1999-1, Plan Principal
                    2003, Rev., 5.00%, 07/15/08                                         2,729

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT
    OR SHARES     ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  New York -- Continued
    $  8,140      Westchester County, New York, Healthcare
                    Corporation, Sub-Ser. B, Rev., 5.25%, 11/01/12                 $    8,676
       2,870      Westchester County, New York, Healthcare
                    Corporation, Sub-Ser. B, Rev., 5.20%, 11/01/16                      2,964
       3,230      Yonkers, New York, Ser. 1996-C, GO, AMBAC,
                    5.50%, 08/01/04                                                     3,440
                                                                                  --------------
                                                                                      306,642
                  Pennsylvania -- 1.0%
       4,000      Clinton County, Pennsylvania, Solid Waste
                    Disposal, IDA, International Paper Co. Project, Ser.
                    1992-A, Rev., FRN, 4.73%, 09/01/22                                  4,010

                  Puerto Rico -- 0.3%
       1,211      Puerto Rico Commonwealth, GO, 7.47%, 12/04/03                         1,279

                  Texas -- 1.3%
       5,000      Lubbock, Texas, Health Facilities Development
                    Corp., St. Joseph Health Systems, Rev.,
                    5.25%, 07/01/14                                                     5,080

                  Utah -- 2.6%
      10,000      Utah State, Ser. B, GO, 4.50%, 07/01/04                              10,339

                  Virginia -- 3.2%
       5,000      Fairfax County, Virginia, Public Improvement, Ser.
                    A, GO, 4.50%, 06/01/05                                              5,203
       7,000      Virginia College Building Authority, Educational
                    Facilities, 21st Century College Program, Rev.,
                    5.00%, 02/01/05                                                     7,350
                                                                                  --------------
                                                                                       12,553
----------------------------------------------------------------------------------------------------
                  Total State and Municipal Obligations                               380,858
                  (Cost $369,515)
----------------------------------------------------------------------------------------------------
       Short-Term Investments -- 3.5%
----------------------------------------------------------------------------------------------------
                  Money Market Fund -- 3.5%
                  -------------------------
      13,796      J.P. Morgan Institutional Tax Exempt Money
                    Market Fund##                                                      13,796
                  (Cost $13,796)
----------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                        $394,654
                  (Cost $383,311)
----------------------------------------------------------------------------------------------------


                       See notes to financial statements.

THE EMERGING MARKETS DEBT
PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of July 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments
-------------------------------------------------------------------------------------------------
                  Foreign Government Securities -- 76.5%
                  --------------------------------------
     $   300      Banco Nac De Desen Econo (Brazil), 11.25%,
                    09/20/05                                                       $      288
         260      Bancomext Trust Division (Mexico), #,
                    11.25%, 05/30/06                                                      294
         250      Central Bank of Nigeria (Nigeria), 6.25%, 11/15/20                      158
                  Federal Republic of Brazil (Brazil),
          50        11.63%, 04/15/04                                                       50
         350        11.25%, 07/26/07                                                      323
         400        FRN 5.50%, 04/15/09                                                   314
         259        14.50%, 10/15/09                                                      257
         240        12.75%, 01/15/20                                                      199
         460        FRN, 5.44%, 04/15/24                                                  326
         560        8.88%, 04/15/24                                                       341
         320        10.13%, 05/15/27                                                      217
         500        12.25%, 03/06/30                                                      391
       1,127        11.00%, 08/17/40                                                      787
         948        C Bonds, 8.00%, 04/15/14                                              672
          85        FRN DCB, Ser. RG-L, 5.50%, 04/15/12                                    56
         700        FRN, 5.50%, 04/15/12                                                  462
         330        Ser. 30, 6.00%, 04/15/24                                              216
         296        FRN Ser. EI-L, 5.44%, 04/15/06                                        257
         215        Ser. 20-TR, 8.00%, 04/15/14                                           153
         543      Government of Ukraine (Ukraine),
                    11.00%, 03/15/07                                                      429
         578      Islamic Republic of Pakistan (Pakistan), #,
                    10.00%, 12/13/05                                                      462
          57      Kingdom of Morocco (Morocco), 5.09%, 01/01/09                            51
                  National Republic of Bulgaria (Bulgaria),
         594        FRN, 4.56%, 07/28/11                                                  461
         700        FRN, Ser. A, 4.54%, 07/28/12                                          556
         270        FRN, 4.56%, 07/28/24                                                  210
                  Republic of Argentina (Argentina),
         262        FRN 5.56%, 03/31/05                                                   173
         200        11.00%, 12/04/05                                                      131
         710        11.00%, 10/09/06                                                      454
         300        11.75%, 04/07/09                                                      172
         600        11.38%, 03/15/10                                                      333
         720        12.38%, 02/21/12                                                      410
         763        11.75%, 06/15/15                                                      423
         255        FRN 4.81%, 03/31/23                                                   157
         175        9.75%, 09/19/27                                                        90
         320        Ser. FRB, 5.56%, 03/31/05                                             210
       1,020        LTD, ADR, 12.00%, 06/19/31                                            531
       1,424        Ser. 2008, SUB, 7.00%, 12/19/08                                       835
         355        Ser. 2018, 12.25%, 06/19/18                                           188
                  Republic of Colombia (Colombia),
         353        9.75%, 04/23/09                                                       335
         370        9.75%, 04/09/11                                                       376
         220        11.75%, 02/25/20                                                      209
          70        7.63%, 02/15/07                                                        63
                  Republic of Costa Rica (Costa Rica)
         220        10.00%, 08/01/20                                                      246
         100        #, 10.00%, 08/01/20                                                   111

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  Republic of Ecuador (Ecuador),
     $   254        12.00%, 11/15/12                                               $      168
       1,142        SUB, 4.00%, 08/15/30                                                  458
         660      Republic of Egypt (Egypt), 8.75%, 07/11/11                              658
                  Republic of Panama (Panama),
         309        FRN 4.00%, 07/17/16                                                   251
         160        8.88%, 09/30/27                                                       144
          15        8.88%, 09/30/27                                                        14
                  Republic of Peru (Peru),
         250        FRN, 4.00%, 03/07/17                                                  156
         600        FRN, 4.50%, 03/07/17                                                  411
         295        FLIRB, 4.00%, 03/07/17                                                184
         255        SUB, 4.50%, 03/07/17                                                  175
                  Republic of Philippines (Philippines),
         170        FRN 6.50%, 12/01/17                                                   140
         570        9.88%, 01/15/19                                                       477
         600        10.63%, 03/16/25                                                      521
         350      Republic of Trinidad & Tobago (Trinidad & Tobago), #,
                    9.75%, 07/01/20                                                       385
                  Republic of Turkey (Turkey),
         670        12.38%, 06/15/09                                                      553
         515        11.88%, 01/15/30                                                      386
                  Republic of Venezuela (Venezuela),
         240        9.25%, 09/15/27                                                       163
         774        FRN, 4.75%, 12/18/07                                                  630
         500        Ser. A, 6.75%, 03/31/20                                               379
         143        FRN Ser. B, 5.69%, 03/31/07                                           117
                  Russian Federation (Russia),
         230        11.75%, 06/10/03                                                      234
         830        8.75%, 07/24/05                                                       745
         850        10.00%, 06/26/07                                                      733
         810        8.25%, 03/31/10                                                       603
         630        11.00%, 07/24/18                                                      528
         420        12.75%, 06/24/28                                                      403
         100        #, 10.00%, 06/26/07                                                    87
         829        #, 8.25%, 03/31/10                                                    617
       3,178        #, SUB, 5.00%, 03/31/30                                             1,411
       2,120        SUB, 5.00%, 03/31/30                                                  941
                  United Mexican States (Mexico),
          50        8.63%, 03/12/08                                                        52
         495        11.38%, 09/15/16                                                      589
         260        11.50%, 05/15/26                                                      321
         440        8.38%, 01/14/11                                                       442
          40        8.13%, 12/30/19                                                        37
               -------------------------------------------------------------------------------------
                    Total Foreign Government Securities
                    (Cost $27,729)                                                     27,490
               -------------------------------------------------------------------------------------

                  U.S. Treasury Securities -- 12.0%
                  ---------------------------------
       2,700      U.S. Treasury Bills, 3.82%, 10/25/01                                  2,678
                  U.S. Treasury Notes & Bonds,
       1,500        5.75%, 11/15/05                                                     1,572
          50        6.13%, 08/15/29~                                                       54
               -------------------------------------------------------------------------------------
                  Total U.S. Treasury Securities
                  (Cost $4,290)                                                         4,304
               -------------------------------------------------------------------------------------

                       See notes to financial statements.

    PRINCIPAL
     AMOUNT
    OR SHARES     ISSUER                                                               VALUE
-------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
-------------------------------------------------------------------------------------------------
                  Corporate Notes & Bonds -- 8.2%
                  -------------------------------
                  Automotive -- 0.3%
     $   120      Sanluis Corp. SA de C.V. (Mexico), 8.88%, 03/18/08               $       92

                  Banking -- 2.2%
         350      Banco Hipotecario Argentina (Argentina), 10.00%,
                    04/17/03                                                              245
         300      Banco Nacional de Brazil (Brazil), FRN, 11.71%,
                    06/16/08                                                              263
         290      Hanvit Bank (South Korea), SUB, 12.75%, 03/01/10                        313
                                                                                  -------------
                                                                                          821
                  Chemicals -- 1.0%
         550      Trikem SA (Brazil), #, 10.63%, 07/24/07                                 352

                  Financial Services -- 1.8%
         200      BBVA Bancomer Capital Trust I (Mexico), 10.50%,
                    02/16/11                                                              218
                  Pemex Project Funding Master Trust
         230        9.13%, 10/13/10                                                       242
         190        #, 9.13%, 10/13/10                                                    200
                                                                                  -------------
                                                                                          660
                  Industrials -- 0.2%
         150      Multicanal SA (Argentina), 13.13%, 04/15/09                              60

                  Multi-Media -- 0.3%
         250      Cablevision SA (Argentina), 13.75%, 05/01/09                            125

                  Oil & Gas -- 0.3%
         100      Petroleos Mexicanos (Mexico), 9.25%, 03/30/18                           101

                  Paper/Forest Products -- 0.2%
         300      APP China Group Ltd. (Bermuda), #, 14.00%, 03/15/10^^*                   18
         340      Indah Kiat Fin Mauritius, (Mauritius), 10.00%,
                    07/01/07^^*                                                            51
                                                                                  -------------
                                                                                           69
                  Telecommunications -- 1.9%

         100      Cia Radiocomunic Moviles (Argentina), #, 9.25%,
                    05/08/08                                                               70
         250      Globo Communicacoes (Brazil), 10.63%, 12/05/08                          186
         400      Telefonos de Mexico, SA (Mexico), 8.25%, 01/26/06                       411
                                                                                  -------------
                                                                                          667
               -------------------------------------------------------------------------------------
                  Total Corporate Notes & Bonds
                   (Cost $3,682)                                                        2,947
               -------------------------------------------------------------------------------------

                  Right -- 0.0%
                  -------------
         250      United Mexican States (Mexico)*                                           3
               -------------------------------------------------------------------------------------
                  (Cost $3)                                                                 3
               -------------------------------------------------------------------------------------


                       See notes to financial statements.

     SHARES       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
---------------------------------------------------------------------------------------------------
                  Warrants -- 0.0%
                  ----------------
           1      Asia Pulp & Paper Co. Ltd*., Expiring 03/15/05,                     $     0
           2      Central Bank of Nigeria (Nigeria)*, Expiring 11/15/20,                    0
           1      Republic of Venezuela Oil (Venezuela)*, Expiring 4/15/20,                 0
               ------------------------------------------------------------------------------------
                  Total Warrants (Cost $0)                                                  0
               ------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                  Total Long-Term Investments                                         $34,744
                  (Cost $35,704)
---------------------------------------------------------------------------------------------------

       Short-Term Investments -- 3.3%
---------------------------------------------------------------------------------------------------
                  Money Market Fund -- 3.3%
                  -------------------------
       1,195      J.P. Morgan Institutional Prime Money Market Fund##,
                  (Cost $1,195)                                                         1,195
---------------------------------------------------------------------------------------------------
                    Total Investments -- 100.0%                                       $35,939
                  (Cost $36,899)
---------------------------------------------------------------------------------------------------

     NUMBER                                                 ORIGINAL     NOTIONAL
       OF                                  EXPIRATION       NOTIONAL     VALUE AT      UNREALIZED
    CONTRACTS       DESCRIPTION               DATE            VALUE       7/31/01     APPRECIATION
----------------------------------------------------------------------------------------------------
                   LONG FUTURES OUTSTANDING

       16     U.S. 10-Year Treasury
                   Note Futures          September, 2001      $1,634       $1,698          $64
       11     U.S. 10-Year Treasury
                   Note Futures          September, 2001       1,146        1,167           21


                       See notes to financial statements.

JPMORGAN FUNDS
SCHEDULE OF ABBREVIATIONS


#        --   (144) Security may only be sold to qualified institional buyers
^        --   Security is PREREFUNDED OR ESCROWED TO MATURITY. The maturity date shown is the date of the prerefunded call.
+        --   DELAYED DELIVERY
*        --   NON-INCOME PRODUCING SECURITY.
~        --   SERVES AS COLLATERAL FOR FUTURES.
##       --   AFFILIATED. MONEY MARKET FUND REGISTERED UNDER THE INVESTMENT
              COMPANY ACT OF 1940, AS AMENDED AND ADVISED BY J.P. MORGAN
              INVESTMENT MANAGEMENT, INC.
^^       --   Security is currently in default of interest payments.
ADR      --   AMERICAN DEPOSITARY RECEIPTS
AMBAC    --   AMBAC ASSURANCE CORP.
BAN      --   BOND ANTICIPATION NOTES
COP      --   CERTIFICATES OF PARTICIPATION
FGIC     --   FINANCIAL GUARANTY INSURANCE CO.
FLIRB    --   Floating Interest Rate Bond; Brady Bond
FRDO     --   FLOATING RATE DEMAND OBLIGATION: The maturity date shown is the later of the next interest reset date or the put date; the rate shown is the rate in effect 7/31/01.
FRN      --   FLOATING RATE NOTE: The maturity date is the actual maturity date;
              the rate shown is the rate in effect as of 7/31/01.
FSA      --   FINANCIAL SECURITY ASSURANCE, INC.
GAN      --   GRANT ANTICIPATION NOTES
GO       --   GENERAL OBLIGATION
IBC      --   IBC FINANCIAL DATA, INC.
IDA      --   INDUSTRIAL DEVELOPMENT AUTHORITY
LOC      --   LETTER OF CREDIT
MBIA     --   MBIA INSURANCE CORP.
Rev.     --   REVENUE BOND
SUB      --   Step-up Bond. The maturity date shown is the earlier of the call date or the maturity date; the rate shown is the rate in effect as of July 31, 2001.
TAN      --   TAX ANTICIPATION NOTES


                       See notes to financial statements.

PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES As of July 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

                                                                        THE            THE
                                                        THE          NEW YORK       EMERGING
                                                    TAX EXEMPT      TAX EXEMPT       MARKETS
                                                       BOND            BOND           DEBT
                                                     PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------
    ASSETS:
      Investments at value                           $941,442         $394,654       $35,939
      Cash                                                 --               --            20
      Foreign currency at value                            --               --            48
      Receivables:
         Investment securities sold                    11,561            8,721            --
         Interest and dividends                         9,375            4,758           819
         Variation margin                                  --               --             9
         Deferred organization costs                       --               --             1
--------------------------------------------------------------------------------------------------
             Total Assets                             962,378          408,133        36,836
--------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Investment securities purchased               52,095            2,843         1,173
      Accrued liabilities:
         Investment advisory fees                         230              102            20
         Administrative service fees                       18                8             1
         Administration fees                                1               --            --
         Fund service fees                                  1               --            --
         Other                                             45               32            56
--------------------------------------------------------------------------------------------------
             Total Liabilities                         52,390            2,985         1,250
--------------------------------------------------------------------------------------------------
    NET ASSETS APPLICABLE TO
    INVESTORS' BENEFICIAL INTEREST                   $909,988         $405,148       $35,586
--------------------------------------------------------------------------------------------------
    Cost of investments:                             $908,606         $383,311       $36,899
--------------------------------------------------------------------------------------------------
    Cost of foreign currency                               --               --       $    55
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PORTFOLIOS
STATEMENT OF OPERATIONS For the year ended July 31, 2001

(Amounts in Thousands)

                                                                        THE            THE
                                                        THE          NEW YORK       EMERGING
                                                    TAX EXEMPT      TAX EXEMPT       MARKETS
                                                       BOND            BOND           DEBT
                                                     PORTFOLIO       PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest income                                 $42,097         $15,789       $  2,819
      Dividend Income                                      --              --             56
      Dividend income from affiliated
      investments*                                        953             558             38
------------------------------------------------------------------------------------------------
             Total investment income                   43,050          16,347          2,913
------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                          2,604           1,018            164
      Administrative service fees                         204              80              6
      Custodian fees                                      181              74             22
      Professional fees                                    34              40             50
      Fund service fees                                    14               6             --
      Trustees' fees                                       11               3             --
      Administration fees                                   5               2             --
      Organization costs                                   --              --              1
      Other                                                12               7              7
------------------------------------------------------------------------------------------------
             Total expenses                             3,065           1,230            250
------------------------------------------------------------------------------------------------
             Net investment income                     39,985          15,117          2,663
------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
         Investments                                   16,618           5,740           (588)
         Futures transactions                             377              47             90
      Net change in unrealized
      appreciation/depreciation on:
         Investments                                   18,000           8,207         (3,003)
------------------------------------------------------------------------------------------------
      Net realized and unrealized
      gain (loss) on investments and
      futures transactions                             34,995          13,994        (3,501)
------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
      assets resulting from operations                $74,980         $29,111       $  (838)
------------------------------------------------------------------------------------------------
* Includes reimbursements of
  investment advisory, administrative fee
  and shareholder servicing fees                      $    51         $    27       $     1
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS For the years ended July 31, 2001 and 2000

STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED JULY 31, 2001 AND 2000 (Amounts in Thousands)

                                                                                          THE NEW YORK             THE EMERGING
                                                                THE TAX EXEMPT             TAX EXEMPT              MARKETS DEBT
                                                                BOND PORTFOLIO           BOND PORTFOLIO              PORTFOLIO
                                                             ---------------------    ---------------------     --------------------
                                                              2001          2000        2001         2000        2001        2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                                      $ 39,985     $ 37,685    $ 15,117     $ 12,524     $ 2,663     $ 2,615
  Net realized gain (loss) on investments and futures
  transactions                                                 16,995      (13,495)      5,787        (3935)       (498)       2481
  Change in unrealized appreciation or depreciation            18,000        6,100       8,207        3,738      (3,003)      2,103
      Increase (decrease) in net assets from operations        74,980       30,290      29,111       12,327        (838)      7,199
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                               337,705      318,241     197,875       90,169      33,671      25,094
  Withdrawals                                                (286,620)    (386,478)   (119,803)     (81,529)    (17,512)    (38,292)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in transactions in
    investors' beneficial interests                            51,085      (68,237)     78,072        8,640      16,159     (13,198)
      Total increase (decrease) in net assets                 126,065      (37,947)    107,183       20,967      15,321      (5,999)

NET ASSETS:
  Beginning of year                                           783,923      821,870     297,965      276,998      20,265      26,264
------------------------------------------------------------------------------------------------------------------------------------
  End of year                                                $909,988     $783,923    $405,148     $297,965     $35,586     $20,265
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

    PORTFOLIOS
    SUPPLEMENTARY DATA

    SUPPLEMENTARY DATA FOR THE TAX EXEMPT BOND PORTFOLIO


                                                YEAR ENDED                 9/1/98                         YEAR ENDED
                                          ---------------------           THROUGH         -----------------------------------------
                                          7/31/01       7/31/00           7/31/99         8/31/98           8/31/97         8/31/96
-----------------------------------------------------------------------------------------------------------------------------------
    Ratios to Average Net Assets
      Expenses                              0.35%         0.36%            0.37%^           0.37%            0.38%           0.38%
      Net Investment Income                 4.60%         4.78%            4.49%^           4.70%            4.93%           4.92%
    Portfolio Turnover                       103%           84%              29%^^            16%              25%             25%


SUPPLEMENTARY DATA FOR THE NEW YORK TAX EXEMPT BOND PORTFOLIO


                                               YEAR ENDED                  4/1/99                         YEAR ENDED
                                          ---------------------           THROUGH         -----------------------------------------
                                          7/31/01       7/31/00           7/31/99         3/31/99           3/31/98         3/31/97
-----------------------------------------------------------------------------------------------------------------------------------
    Ratios to Average Net Assets
      Expenses                              0.36%         0.36%            0.40%^           0.38%             0.40%          0.43%
      Net Investment Income                 4.45%         4.52%            4.10%^           4.26%             4.62%          4.75%
    Portfolio Turnover                        96%           86%               8%^^            44%               51%            35%


SUPPLEMENTARY DATA FOR EMERGING MARKETS DEBT PORTFOLIO


                                                             YEAR ENDED                 1/1/99            YEAR            3/7/97*
                                                        ---------------------           THROUGH           ENDED           THROUGH
                                                        7/31/01       7/31/00           7/31/99         12/31/98          12/31/97
----------------------------------------------------------------------------------------------------------------------------------
    Ratios to Average Net Assets
      Expenses                                            1.06%         1.21%            1.25%^           1.07%            0.91%^
      Net Investment Income                              11.31%        10.97%           12.19%^          10.16%            9.57%^
      Expenses without Reimbursement                      1.06%         1.27%            1.70%^           1.25%            0.91%^
    Portfolio Turnover                                     141%          295%             555%^^           791%             182%^^

*   Commencement of operations.
^   Annualized.
^^  Not annualized.

                       See notes to financial statements.

PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2001


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- The Tax Exempt Bond Portfolio ("TEBP"), The New York Tax Exempt Bond Portfolio ("NYTEBP"), and The Emerging Markets Debt Portfolio ("EMDP") (collectively the "Portfolios") are registered separately under the Investment Company Act of 1940, (the "1940 Act"), as amended, as no-load, open-end management investment companies. The Portfolios are organized as separate trusts under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in each of the Portfolios.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIOS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    A. VALUATION OF INVESTMENTS -- Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the counter and certain foreign securities are valued at the last quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

    B. REPURCHASE AGREEMENTS -- The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. The Portfolios' custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolios. It is the policy of the Portfolios to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    C. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    D. INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or as of the time the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    E. ORGANIZATION EXPENSES -- The EMDP incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan Chase & Co. Incorporated, has paid the organization expenses of the Portfolio. The Portfolio has reimbursed Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    F. EXPENSES -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

    G. FUTURES CONTRACTS -- The Portfolios may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolios are required to deposit with the broker either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received from the broker daily, in cash, by the Portfolios. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolios will recognize a gain or loss when the contract is closed or expires.

    H. FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

    Although the net assets of the Portfolios are presented at the exchange rates and market values prevailing at the end of the period, the Portfolios do not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    I. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Emerging Markets Debt Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the portfolio's exposure to foreign currency exchange fluctuations or to adjust the portfolio's exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the portfolio and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

    J. FEDERAL INCOME TAXES -- The Portfolios intend to be treated as a partnership for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolios' assets will be managed in such a way that an investor in a Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    K. FOREIGN TAXES -- The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. ADVISORY -- The Portfolios have an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, TEBP, NYTEBP, and EMDP pay JPMIM at an annual rate of 0.30%, 0.30%, and 0.70%, respectively, of the Portfolio's average daily net assets.

    The Portfolios may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse the Portfolios in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

    B. ADMINISTRATIVE SERVICES -- The Portfolios have an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolios. Under the Services Agreement, the Portfolios have agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolios and certain other registered investment companies for which JPMIM acts as an investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc ("FDI"). The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    C. ADMINISTRATION -- Prior to May 1, 2001, the Portfolios retained FDI, a registered broker-dealer, to serve as the co-administrator for the Portfolios. Under a Co-Administration Agreement between FDI and the Portfolios, FDI provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolios and paid the compensation of the Portfolios' officers affiliated with FDI. The Portfolios have agreed to each pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolios was determined by the proportionate share that its net assets bear to the net assets of the Portfolio and certain other investment companies for which FDI provides similar services.

    Effective May 1, 2001, BISYS Fund Services, L.P., ("BISYS") had been named as the Funds' Sub-Administrator. FDI will no longer serve as the Funds' Co-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to Morgan as Administrator.

    On April 11, 2001 the BISYS Group, Inc., completed its acquisition of Boston Institutional Group Inc., the parent company of FDI.

    D. FUND SERVICES -- The Portfolios have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolios' affairs. The Trustees of the Portfolios represent all the existing shareholders of PGI. In connection with the Reorganization Plans, the Portfolios terminated their agreements with PGI.

    E. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trusts and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portions of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations were:

            FUND                                      ALLOCATED TRUSTEES' FEES AND EXPENSES
---------------------------------------------------------------------------------------------
    TEBP                                                           $2,800
    NYTEBP                                                          1,100
    EMDP                                                              100

3.  FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and net unrealized appreciation (depreciation) of investment securities as of July 31, 2001 were as follows (in thousands):

                                               TEBP               NYTEBP                EMDP
--------------------------------------------------------------------------------------------------
    Aggregate cost                           $908,606            $383,311              $37,423
                                             --------            --------              -------
    Gross unrealized
    appreciation                              $33,213             $11,343               $1,311
    Gross unrealized
    depreciation                                 (377)                 --               (2,795)
                                             --------            --------              -------
    Net unrealized appreciation
    (depreciation)                            $32,836             $11,343              $(1,484)
                                             ========            ========              =======

4.  INVESTMENT TRANSACTIONS

During the year ended July 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                               TEBP               NYTEBP                 EMDP
--------------------------------------------------------------------------------------------------
    Purchases (excluding U.S.
      Government Securities)                 $958,797            $390,850              $46,030
    Sales (excluding U.S.
      Government Securities)                  866,607             314,934               31,348
    Purchases of U.S. Government Securities        --                  --                2,083
    Sales of U.S. Government Securities            --                  --                1,043

5.  BANK LOANS

The Portfolios are party to revolving line of credit agreement (the "Agreement") as discussed more fully under the heading "Bank Loans" in the Funds' Notes to the Financial Statements which are included elsewhere in this report. The Portfolios had no borrowings outstanding as of July 31, 2001, nor at any time during the year.

6.  CONCENTRATIONS

The Emerging Markets Debt Portfolio may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The New York Tax Exempt Bond Portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York.

7.  CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolios' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P.Morgan Chase & Co. is the new parent company of JPMIM, which continues to serve as the Portfolios' Advisor.

8.  REORGANIZATION

See Note 7 in the Funds' Notes to Financial Statements for a description of the proposed Reorganization Plans.

JPMorgan
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of The Tax Exempt Bond Portfolio, The New York Tax Exempt Bond Portfolio and The Emerging Markets Debt Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Bond Portfolio, The New York Tax Exempt Bond Portfolio and The Emerging Markets Debt Portfolio (hereafter referred to as the "Portfolios") at July 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
September 10, 2001

JPMORGAN FUNDS SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)


A Special Meeting of Shareholders was held on July 25, 2001 at 1211 Avenue of the Americas, New York, New York for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between JPMorgan Intermediate Tax Free Income Fund, JPMorgan New York Intermediate Tax Free Income Fund, and EMDF (the "acquiring fund") and TEBF, ITEBF, NYTEBF, INYTEBF and Emerging Markets Debt Portfolio (the "acquired fund"). Under the Reorganization Plan, the acquired fund would transfer all of its assets and liabilities to the acquiring fund in a tax-free reorganization. In exchange , shareholders of the acquired fund (except for Emerging Markets Debt Portfolio) would receive select shares of the acquiring fund (except for EMDF) with a value equal to their respective holdings in the acquired fund, except for Emerging Markets Debt Portfolio where the existing shares will be renamed Select Class Shares. A majority of shareholders of TEBF, ITEBF, NYTEBF, and INYTEBF approved the Reorganization Plan by the following vote:

    For                                                  723,381,469
    Against                                                8,720,162
    Abstain                                                6,715,974

A Special Meeting of Shareholders was held on July 25, 2001 at 1211 Avenue of the Americas, New York, New York for purposes of approving the election of eight Trustees. A majority of shareholder of TEBF, ITEBF, NYTEBF, INYTEBF and EMDF approved the election of each Trustee. The number of votes case in this matter were:

                                                         AFFIRMATIVE             NEGATIVE
----------------------------------------------------------------------------------------------
    William J. Armstrong                                 763,678,859             5,696,296
    Roland R. Eppley                                     764,739,792             4,635,364
    Ann Maynard Gray                                     764,765,247             4,609,908
    Matthew Healey                                       764,739,792             4,635,364
    Fergus Reid, III                                     763,657,581             5,717,575
    James J. Schonbachler                                764,739,792             4,635,364
    Leonard M. Spalding, Jr.                             764,739,792             4,635,364
    H. Richard Vartabedian                               764,765,247             4,609,908

TAX LETTER (UNAUDITED)

JPMORGAN TAX EXEMPT FUND (TEBF)
JPMORGAN INSTITUTIONAL TAX EXEMPT BOND FUND (ITEBF)
JPMORGAN NEW YORK TAX EXEMPT BOND FUND (NYTEBF)
JPMORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND (INYTEBF)
JPMORGAN EMERGING MARKETS DEBT FUND (EMDF)


Certain tax information regarding the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended July 31, 2001. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareolders for the calendar year ending December 31, 2001. The information necessary to complete your income tax returns for the calendar year ending December 31, 2001 will be received under seperate cover.

FOR THE FISCAL YEAR ENDED JULY 31, 2001:

- The dividends paid from net investment income are 100.00%, 100.00%, 100.00% and 100.00% exempt from Federal income tax for TEBF, ITEBF, NYTEBF and INYTEBF, respectively.

JPMORGAN FIXED INCOME FUNDS
ANNUAL REPORT


INVESTMENT ADVISOR
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR, SHAREHOLDER AND
FUND SERVICING AGENT
Morgan Guaranty Trust Company
of New York

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distributions to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

      (C)J.P. Morgan Chase & Co., 2001 All Rights Reserved. September 2001


                                                                     AN-HMFI-901